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      As filed with the Securities and Exchange Commission on July 30, 1999

                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 74


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 76


                                   FORUM FUNDS
                         (Formerly "Forum Funds, Inc.")

                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                              Leslie K. Klenk, Esq.
                         Forum Financial Services, Inc.
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                               Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

         immediately upon filing pursuant to Rule 485, paragraph (b) on_________________ pursuant to Rule 485, paragraph (b)
X        60 days after filing  pursuant  to Rule 485,  paragraph  (a)(1)
         on  _______________  pursuant to Rule 485, paragraph (a)(1)
         75 days after filing pursuant to Rule 485, paragraph (a)(2)
         on _________________ pursuant to Rule 485, paragraph (a)(2) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Shares of Equity Index Fund, International Equity Fund and Polaris Global Value Fund. Equity Index Fund is structured as a master-feeder fund and this amendment is also executed by Core Trust (Delaware).

LOGO






                                   Prospectus


                                 October 1, 1999

                              Investors Equity Fund

                                Equity Index Fund


     Investors Equity Fund seeks to provide capital appreciation by investing primarily in the common stock of companies domiciled in the United States. Equity Index Fund seeks to replicate the return of the Standard &
                        Poor's 500 Composite Stock Price.


              Purchases of Fund shares and certain redemptions are
                  subject to a sales charge. Neither Fund pays
                         Rule 12b-1 (distribution) fees.

     The Securities and Exchange Commission has not approved or disapproved either Fund's shares or determined whether this
                       Prospectus is accurate or complete.
            Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


          RISK/RETURN SUMMARY                                                 2


          FEE TABLES                                                          5



          INVESTMENT OBJECTIVES, STRATEGIES AND RISKS                         6


          MANAGEMENT                                                          8


          YOUR ACCOUNT                                                        11


                    How to Contact the Funds                                  11
                    General Information                                       11
                    Buying Shares                                             12
                    Selling Shares                                            14
                    Sales Charges                                             15
                    Exchange Privileges                                       16
                    Retirement Accounts                                       16


          OTHER INFORMATION                                                   17


          FINANCIAL HIGHLIGHTS                                                24

RISK/RETURN SUMMARY
         [Margin callout: CONCEPTS TO UNDERSTAND

         COMMON STOCK means an equity or ownership interest in a company

         GROWTH COMPANY means stock of a company that has exhibited faster than average gains in earnings over the past few years and is expected to continue to show high levels of profit growth in the future

         STANDARD & POOR'S 500 COMPOSITE INDEX ("S&P 500 INDEX") means an unmanaged index composed of common stocks of 500 publicly traded companies.

INVESTORS EQUITY FUND

INVESTMENT OBJECTIVE   Capital appreciation

PRINCIPAL INVESTMENT STRATEGY Investors Equity Fund invests primarily in the common stock of established growth oriented domestic companies.

EQUITY INDEX FUND

INVESTMENT OBJECTIVE  Replication of the return of the S&P 500 Index

PRINCIPAL INVESTMENT STRATEGY Equity Index Fund invests in Index Portfolio, a separate series of Wells Fargo Core Trust ("Wells Fargo"). Wells Fargo is another registered, open-end management investment company. Index Portfolio and the Fund have substantially similar investment objectives and similar investment policies. Through its investment in Index Portfolio, the Fund primarily invests in all of the common stocks listed on the S&P 500 Index.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

GENERAL RISKS You could lose money on your investment in a Fund, or a Fund could under perform other investments, if any of the following occur:

o The stock market does not recognize the growth potential of the stocks in the Fund's portfolio

o The judgement of a Fund's investment adviser as to the growth potential of a stock proves to be wrong

o    The stock market goes down


WHO MAY WANT TO INVEST IN THE FUNDS

A Fund may be an appropriate investment for you if you:

o    Are willing to tolerate significant changes in the value of your investment

o    Are pursuing a long-term investment goal

o    Are willing to accept higher short-term risk

An investment in a Fund may not be appropriate for you if you:

o Want an investment that pursues market trends or focuses only on particular sectors or industries

o    Need regular income or stability of principal

o    Are pursuing a short-term investment goal or investing emergency reserves

PERFORMANCE

The following charts illustrate the variability of the Funds' returns. These charts and the following tables provide some indication of the risks of investing in the Funds by showing changes in each Fund's performance for the recent fiscal year and how each Fund's returns compare to a broad measure of market performance. Performance information presented here represents only past performance and does not necessarily indicate future results.

INVESTORS EQUITY FUND

The following chart shows the annual total returns for the only calendar year that the Fund has operated. Sales charges are not reflected in the chart and, if reflected, the returns would be less than shown.

                             PAST PERFORMANCE CHART


                       [EDGAR Representation of Bar Chart]

                         Year           Average Annual
                                         Total Return

                         1998               30.70%



               The calendar year-to-date total return as of August 31, 1999 was ___%.

During the periods shown in the chart, the highest quarterly return was 26.07% (for the quarter ended December 31, 1998) and the lowest quarterly return was -10.25% (for the quarter ended September 30, 1998).

The following table compares the Fund's average annual total returns as of December 31, 1998 to the S&P 500 Index.


YEAR(S)                 INVESTORS EQUITY FUND                      S&P 500 INDEX
1  Year                          30.70%                                28.58%
Since Inception (12/17/97)       31.04%                                28.58%

The S&P 500 Index is a widely recognized unmanaged index of common stocks. The index figures assume reinvestment of all dividends paid by stocks included in the index. Unlike the performance figures of the Fund, the S&P 500 Index's performance does not reflect the effect of expenses.

EQUITY INDEX FUND

The following chart shows the annual total returns for each full calendar year that the Fund has operated. Sales charges are not reflected in the chart and if reflected, the returns would be less than shown.



                             PAST PERFORMANCE CHART


                      [EDGAR Representation of Bar Chart]

                         Year           Average Annual
                                         Total Return

                         1998               23.71%

                      The calendar year-to-date total return as of August 31, 1999 was ___%.

During the periods shown in the chart, the highest quarterly return was 21.13% (for the quarter ended December 31, 1998) and the lowest quarterly return was -9.54% (for the quarter ended September 30, 1998).

The following table compares the Fund's average annual total returns as of December 31, 1998 to the S&P 500 Index.


YEAR(S)                  EQUITY INDEX FUND                         S&P 500 INDEX
1  Year                        23.71%                                  28.58%
Since Inception (12/24/97)     27.32%                                  28.58%

The S&P 500 Index is a widely recognized unmanaged index of common stocks. The index figures assume reinvestment of all dividends paid by stocks included in the index. Unlike the performance figures of the Fund, the S&P 500 Index's performance does not reflect the effect of expenses.

FEE TABLES

The following tables describe the various fees and expenses that you will pay if you invest in the Funds.



Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering              4.00%
     price)
     Maximum Sales Charge (Load) Imposed on Reinvested Distributions                                None
     Maximum Deferred Sales Charge (Load)                                                         1.00%(1)
     Redemption Fee                                                                                 None
     Exchange Fee                                                                                   None

Annual Fund Operating Expenses(2) (expenses that are deducted from Fund assets)

Investors Equity Fund
     Management Fees                                                                                0.65%
     Distribution (12b-1) Fees                                                                      None
     Other Expenses                                                                                 0.79%
     Total Annual Fund Operating Expenses (3)                                                       1.44%
Equity Index Fund
     Management Fees                                                                                0.15%
     Distribution (12b-1) Fees                                                                      None
     Other Expenses                                                                                 1.11%
     Total Annual Fund Operating Expenses(3)                                                        1.26%



(1) Applicable only on purchases of $1 million or more. No charge is imposed if shares are held for more than two years.

(2) Based on amounts incurred during each Fund's fiscal year ended May 31, 1999, stated as a percentage of assets.

(3) During each Fund's fiscal year ended May 31, 1999, certain service providers voluntarily waived a portion of their fees and/or reimbursed certain expenses of each Fund to limit Operating Expenses to 1.10% for Investors Equity Fund and 0.25% for Equity Index Fund. Fee waivers and expense reimbursements may be reduced or eliminated at any time.

EXAMPLE

The following hypothetical examples are intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a Fund for the time periods indicated, you pay the maximum sales load, and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% annual return that a Fund's operating expenses remain the same, and those distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:


                             INVESTORS EQUITY FUND            EQUITY INDEX FUND
1 year                               $541                           $523
3 years                              $837                           $784
5 years                             $1,155                         $1,064
10 years                            $2,055                         $1,862

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

INVESTMENT OBJECTIVES

INVESTORS EQUITY FUND seeks to provide capital appreciation by investing primarily in the common stock of U.S. growth companies.

EQUITY INDEX FUND seeks to duplicate the return of the S&P 500 Index by investing in the common stock of companies in the S&P 500 Index.

INVESTMENT STRATEGIES
         [Margin callout: CONCEPTS TO UNDERSTAND

         FUNDAMENTAL ANALYSIS means the analysis of a company's financial condition to help forecast the future value of its stock price. This analysis includes review of a company's balance sheet and income statement, asset history, earnings history, product or service development, and management productivity.

         MARKET CAPITALIZATION means the value of a company's common stock in the stock market

THE ADVISER'S PROCESS

INVESTORS EQUITY FUND

The advisers concentrate on companies with a market capitalization in excess of $2 billion. These companies are screened for quality, with emphasis placed on a history of sustained profitability. The Fund does not normally invest in companies which would be termed "turnaround situations" or in companies with a high exposure to economic cyclicality.

The advisers select from investment economic sectors and industries with the potential for above average rates of growth for period of five years or more. Companies within these areas are chosen based on their leadership positions within their sectors. The primary factors condsidered by the advisers are:

o The possession of a sustainable competitive advantage (such as a dominant technological position or a strong business franchise)

o An ability to maintain a high gross operating marginrelative to the competition

o    A strong, experienced management team

Although valuation levels are considered in the management process, the primary focus is on the fundamental strengths of the company and its ability to provide above average growth in revenues, earning, and cash flow for a multi-year period.

The advisers will sell stocks in the Fund's portfolio if:

o    There is a sustained deterioration in the fundamentals of a company

o    If a more attractive investment is found

o    To maintain appropriate diversification within the Fund's portfolio

EQUITY INDEX FUND

The adviser generally executes portfolio transactions to replicate the composition of the S&P 500 Index with minimal transaction costs, to invest cash received from portfolio security dividends or investments in the Fund, and to raise cash to fund redemptions.

INVESTMENT POLICIES

INVESTORS EQUITY FUND invests primarily in common stock of established growth oriented domestic companies.

EQUITY INDEX FUND invests all of its assets in Index Portfolio, which is a series of Wells Fargo Core Trust, another open-end registered management company, with substantially similar investment objectives and policies. Through Index Portfolio, the Fund invests in substantially all of the common stocks listed on the S&P 500 Index. The Portfolio attempts to achieve a 95% correlation between its own performance and that of the S&P 500 Index. A 100% correlation between the performance of the Fund and the S&P 500 Index is not possible. Unlike the performance of the S&P 500 Index, the Fund's performance is affected by its operational expenses, transaction costs and shareholder purchases and redemptions.

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic, or other conditions, a Fund may assume a temporary defensive position and invest without limit in cash and prime quality cash equivalents such as commercial paper and money market instruments. While assuming a temporary position, a Fund may be unable to achieve its investment objective.

INVESTMENT RISKS

INVESTORS EQUITY FUND

Because Investors Equity Fund primarily invests in the common stocks of growth companies, there is a risk that the stocks will not continue to grow at expected rates, thus causing the price of the stock to decline. There is also the risk that the market will not recognize the growth potential of a stock. The Adviser's judgment as to the growth potential of a stock may also prove to be wrong. A decline in investor demand for growth stocks may also adversely affect the value of these securities.

EQUITY INDEX FUND The Fund may withdraw its entire investment from Index Portfolio at any time if the trustees of Wells Fargo decide it is in your best interests to do so. The inability of the Fund to find a suitable replacement investment, in the event that the adviser did not manage the fund's assets directly, could adversely affect your investment in the Fund.

GENERALLY The Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market's perception of value and is not necessarily an objective measure of a security's value. There is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not by itself a complete or balanced investment program.

YEAR 2000 Risk Certain computer systems may not process date-related information properly on and after January 1, 2000. Each Fund's adviser is addressing this matter for its systems. The Fund's other service providers have informed the Fund that they are taking similar measures. This matter, if not corrected, could adversely affect the services provided to the Fund or the companies in which the Fund invests and could, therefore, lower the value of your Fund shares.

MANAGEMENT

Each Fund is a series of Forum Funds (the "Trust"), which is an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board, as well as the Trust's executive officers, may be found in the Funds' Statement of Additional Information ("SAI").

THE ADVISERS

INVESTORS EQUITY FUND

The Fund's Adviser is H. M. Payson & Co. ("Payson"), One Portland Square, P.O. Box 31, Portland, Maine 04112. Payson was founded in 1854 and incorporated in Maine in 1987, making it one of the oldest investment firms in the United States operating under its original name. Payson has provided investment advisory and management services to clients for 145 years. As of May 31, 1999, Payson had approximately $____ billion of assets under management.

Peoples Heritage Bank ("Peoples"), One Portland Square, Portland, Maine 04101, serves as investment subadviser to the Fund. Peoples is a subsidiary of Peoples Heritage Financial Group, a multi-bank holding company. Peoples has provided investment advisory and management services to clients for ___ years. As of May 31, 1999, Peoples had approximately $___ billion of assets under management.

Subject to the general control of the Board, the advisers make investment decisions for the Fund. For their services, the Fund paid the Advisers an aggregate advisory fee of 0.65% of the Fund's average daily net assets during its most recent fiscal year. Pursuant to an investment subadvisory agreement, Payson pays Peoples an investment subadvisory fee at an annual rate based on 0.25% of the average daily net assets of the Fund. This fee is borne by Payson and does not increase the fees paid by the shareholders of the Fund.

EQUITY INDEX FUND

Norwest Investment Management, Inc. ("NIM"), Norwest Center, Sixth Street and Marquette, Minneapolis, Minnesota 55749, serves as investment adviser to the Index Portfolio in which the Fund invests. NIM is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of __________, 1999, Wells Fargo and its affiliates provided advisory services for over $ ___ billion in assets.

Subject to the general control of the Core Trust (Delaware) Board, NIM makes investment decisions for the Index Portfolio. For its services to the Index
Portfolio, the Portfolio paid NIM an advisory fee of 0.15% of Portfolio's average daily net assets for the fiscal year ending May 31, 1999. The Fund pays to NIM the Fund's pro rata share of the advisory fee, which is based on the percentage of the Portfolio's assets held by the Fund.

PORTFOLIO MANAGERS

INVESTORS EQUITY FUND

William N. Weickert, Jr., Dana R. Mitiguy, and Jonathan W. White are responsible for the day-to-day management of the Fund. Each of the members of the Fund's portfolio management team is a Chartered Financial Analyst. Each portfolio manager's business experience is as follows:

WILLIAM N. WEICKERT, JR. Director, Equity and Fixed income Research Analyst, and Portfolio Manager of the Fund. Mr. Weickert has been associated with Payson since 1989 and has been responsible for the day-to-day management of the Fund since its inception. Mr. Weickert has seventeen years of experience in the investment industry.

DANA R. MITIGUY Chief Investment Officer of the Adviser. Mr. Mitiguy has been associated with Peoples since 1995 and has been responsible for the day-to-day management of the Fund since its inception. Mr. Mitiguy has 15 years of experience in the investment industry and prior to his association with Peoples was a Vice President at Key Trust of Maine.

JONATHAN W. WHITE Member of the Peoples Heritage Bank Investment Committee and Chief Investment Officer for the Bank of New Hampshire (another subsidiary of Peoples Heritage Financial Group). Mr. White has been associated with the Bank of New Hampshire since 1974 and has been responsible for the day-to-day management of the Fund since its inception. Mr. White has over 25 years of experience in the investment industry and prior to his association with Peoples, he was an investment associate with Connecticut Seed Ventures.

EQUITY INDEX FUND

David D. Sylvester and Laurie R. White are responsible for the day-to-day management of the Portfolio. Each portfolio manager's business experience is as follows:

DAVID D. SYLVESTER Executive Vice President, Wells Capital Management. Mr. Sylvester has been associated with NIM since 1979 and has been responsible for the day-to-day management of the Fund since 1996. Mr. Sylvester has 25 years of experience in the investment industry.

LAURIE R. WHITE Managing Director, Wells Capital Management. Ms. White has been associated with NIM since 1991 and has been responsible for the day-to-day management of the Fund since 1996. Ms. White has 13 years of experience in the investment industry.

OTHER SERVICE PROVIDERS

The Forum Financial Group ("Forum") of companies provide certain services to the Funds. As of May 31, 1999, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $__ billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor acts as the agent of the Trust in connection with the offering of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Funds' shares.

Forum Administrative Services, LLC provides administrative services to each Fund, Forum Accounting Services, LLC is each Fund's accountant, Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent, and Forum Trust, LLC is the custodian for each Fund.

FUND EXPENSES

Each Fund pays for all of its own expenses. Each Fund's expenses include its own expenses as well as Trust expenses that are allocated among the various other Funds of the Trust. The advisers and other service providers may voluntarily waive all or any portion of their fees and reimburse certain expenses of a Fund. Any waiver or expense reimbursement increases a Fund's performance for the period during which the waiver is in effect.

Certain service providers of each Fund have undertaken to waive its fees and assume certain expenses of the Fund in order to limit the Fund's expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 1.10% or less of the average daily net assets of Investors Equity Fund and 0.25% or less of the average daily net assets of Equity Index Fund. Fee waivers and expense reimbursements are voluntary and may be reduced or eliminated at any time.

YOUR ACCOUNT
[Margin call out: HOW TO CONTACT THE FUNDS

Write to us at:
         Forum Shareholder Services, LLC
         Attn: (Name of Your Fund)
         P.O. Box 446
         Portland, Maine 04112

Telephone us at:
         (800) 94FORUM or (800) 943-6786 (toll free)
         (207) 879-0001

Wire investments (or ACH payments) to us at:
         Bankers Trust Company
         New York, New York
         ABA #021001033 For Credit to:
                  Forum Shareholder Services, LLC
                  Account # 01-465-547
                  Re: (Name of Your Fund)
                  (Your Name)
                  (Your Account Number)]

GENERAL INFORMATION

You may purchase or sell (redeem) Fund shares at the net asset value of a share ("NAV"), plus any applicable sales charge (or minus any applicable sales charge in the case of redemptions), next calculated after the Transfer Agent receives your request in proper form. For instance, if the Transfer Agent receives your purchase request in proper form after 4:00 p.m., Eastern time your purchase will be priced at the next day's NAV plus any applicable sales charge. A Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Funds do not issue share certificates.

If you purchase shares directly from a Fund, you will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may be changed in case of an emergency. A Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result by the number of shares outstanding. A Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, then a Fund values securities at fair value under procedures adopted by the Board.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through your broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investment amounts or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity.
Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual or Uniform Gift/Transfer to Minors Act ("UGMA" or "UTMA") accounts, the check must be made payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, the check must be made payable on its face to "Forum Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers checks).

         ACH PAYMENT Instruct your financial institution to make an ACH (automated clearinghouse) payment to a Fund. These payments typically take two days. Your financial institution may charge you a fee for this service.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to a Fund. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Fund accepts payments in the following minimum amounts:

                                    MINIMUM INITIAL   MINIMUM ADDITIONAL
                                       INVESTMENT          INVESTMENT
Standard Account                         $2,000               $250
Traditional and Roth IRA Accounts        $1,000               $250
Accounts With Systematic Investment Plans  $250               $250

ACCOUNT REQUIREMENTS


                      TYPE OF ACCOUNT                                              REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTs:          o    Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole          required to sign exactly as their names appear on
proprietorship accounts.  Joint accounts have two or more         the account
owners (tenants)

GIFTS OR TRANSFERS TO A MINOR (UGMA,  UTMA):                 o    Depending on state laws, you can set up a
                                                                  custodial account  under the  Uniform  Gift to Minors
These  custodial  accounts  provide a way to give money to a      Act or the Uniform  Transfers to Minors Act
child and obtain tax  benefits.  An
individual  can give up  to $10,000 a
year  per  child  without  paying  Federal  gift  tax        o    The  trustee  must  signindicating trustee capacity
instructions in a manner

BUSINESS ENTITIES                                            o    For entities with officers, provide an
                                                                  original or certified copy of a resolution that
                                                                  identifies the authorized signers for the account

                                                             o    For entities with  partners or other interested
                                                                  parties, provide a certified partnership  agreement or
                                                                  organizational document, or certified  pages from the
                                                                  partnership agreement or organizational  document,
                                                                  that identify the partners or interested parties

Trusts                                                       o    The trust must be established before an
                                                                  account can be opened

                                                             o    Provide a certification for the trust, or the
                                                                  pages from the trust document that identify the
                                                                  trustees


                                       12



INVESTMENT PROCEDURES

                    TO OPEN AN ACCOUNT                                        TO ADD TO YOUR ACCOUNT
BY CHECK                                                     BY CHECK
o         Call or write us for an account application         o    Fill out an investment slip from a
o         Complete the application                                 confirmation or write us a letter
o         Mail us your application and a check for the        o    Write your account number on your check
          minimum initial investment amount                   o    Mail us the slip (or your letter) and the check

BY WIRE                                                      BY WIRE
o         Call or write us for an account application         o    Call to notify us of your incoming wire
o         Complete the application                            o    Instruct your bank to wire your money to us
o         Call us and you will be assigned an account number
o         Mail us your application
o         Instruct your bank to wire your money to us

BY ACH PAYMENT                                               BY SYSTEMATIC INVESTMENT
o         Call or write us for an account application         o    Complete the systematic investment section of
o         Complete the application                                 the application
o         Call us and you will be assigned an account number  o    Attach a voided check to your application
o         Mail us your application                            o    Mail us the completed application
o         Make an ACH payment



SYSTEMATIC INVESTMENTS You may invest a specified amount of money in a Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. After the minimum initial investment amount is received, subsequent systematic investments must be for at least $250.

LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect a Fund or its operations. This includes requests from any individual or group who, in a Fund's view, is likely to engage in excessive trading (which is usually defined as more than four exchanges out of a Fund within a calendar year).

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value, subject to collection. If a Fund does not receive your payment for shares, or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and a Fund may redeem shares you own in the account (or another identically registered account in any Fund of the Trust) as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

A Fund processes redemption orders promptly. Generally, a Fund will send redemption proceeds to you within a week of receiving your request in proper form. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Each Fund may delay sending redemption proceeds until it has collected payment for the shares you are selling, which may take up to 15 calendar days.

                        TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o         Prepare a written request including:
     o         Your name(s) and signature(s)
     o         Your account number
     o         The Fund name
     o         The dollar amount or number of shares you want to sell
     o         How and where to send the  redemption  proceeds
o         Obtain a signature  guarantee (if required)
o         Obtain other  documentation  (if required)
o         Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $10,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges - See "By Telephone") or
o         Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o         Provide the following information:
     o         Your account number
     o         Exact name(s) in which the account is registered
     o         Additional form of identification
o         Redemption proceeds will be:
     o         Mailed to you or
     o Wired to you (unless you declined wire redemption privileges - See "By Wire")
SYSTEMATICALLY
o         Call or write us for an "Systematic Withdrawal" form
o         Attach a voided check to your completed form
o         Mail us your form

TELEPHONE REDEMPTION Privileges You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If you wish to request a wire redemption by telephone, you must also elect telephone redemption privileges.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Funds against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:

     o    Sales of over $50,000 worth of shares

     o    Changes to a shareholder's record name or address

     o    Redemptions   from  an  account  for  which  the  address  or  account
          registration has changed within the last 30 days

     o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record

     o    Sending   redemption   proceeds   to  an  account   with  a  different
          registration (name or ownership) from yours

     o    Changes  to  systematic   investment  or  withdrawals,   distribution,
          telephone redemption or exchange option or any other election in connection with your account

SMALL ACCOUNTS If the value of your account falls below $1,000, a Fund may ask you to increase your balance. If the account value continues to remain below these amounts 60 days after a Fund has notified you that you need to increase your account value, a Fund may close your account and send you the proceeds. A Fund will not close your account if the value of your account falls below this amount solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions in kind usually occur if the amount to be redeemed is large enough to [adversely] affect a Fund's operations (for example, if the redemption represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

SALES CHARGES

PURCHASES A sales charge is assessed on purchases of a Fund's shares as follows:


                                                                           Sales Charge
                                                                            as a % of:
                                                          Public             Net Asset
        Amount of Purchase                            Offering Price          Value*            Reallowance
        $0-$49,999                                        4.00%                0.50%               3.50%
        $50,000 to $99,999                                3.50%                0.50%               3.00%
        $100,000 to $249,999                              3.00%                0.50%               2.50%
        $250,000 to $499,999                              2.50%                0.40%               2.10%
        $500,000 to $999,999                              2.00%                0.30%               1.70%
        $1,000,000 and up                                 0.00%                0.00%               1.00%



       * Rounded to the nearest one-hundredth percent.

The offering price for the Funds' shares includes the relevant sales charge. The commission paid to the distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares. Normally, reallowances are paid as indicated in the above table. From time to time, the distributor may elect to reallow the entire sales charge for all sales during a particular period.

From time to time and, at its own expense, the distributor may provide compensation, including financial assistance, to certain dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include the provision of travel arrangements and lodging tickets for entertainment events and merchandise.

REDEMPTIONS A contingent deferred sales charge is assessed on redemptions of shares that were part of a purchase of $1 million or more. The sales charge is assessed as follows: (1) 1.00% of the value of any shares redeemed within the first year of their purchase; and (2) 0.50% of the value of any shares redeemed during the second year after purchase. The charge is paid on the lower of the value of shares redeemed or the cost of the shares.

EXCHANGE PRIVILEGES

You may exchange your Fund shares for shares of another fund of the Trust by telephone or in writing. For a list of funds available for exchange, you may call the Transfer Agent. If you exchange into a fund that has a higher sales charge than the fund, you will have to pay the difference between that fund's sales charge and the Fund's sales charge. If you exchange into a fund that has no sales charge or a lower sales charge than the Fund, you will not have to pay a sales charge at the time of exchange. Because exchanges are a sale and purchase of shares, they may have tax consequences.


REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE
BY MAIL
o         Prepare a written request including:
     o         Your name(s) and signature(s)
     o         Your account numbers
     o The names of the funds from which you are selling and into which you are exchanging
     o The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o         Obtain a signature guarantee if required
o         Mail Forum Funds your request and documentation
BY TELEPHONE
o Call Forum Funds with your request (unless you declined telephone redemption privileges on your account application)
o         Provide the following information:
     o         Your account numbers
     o         Exact name(s) in which the accounts are registered
     o         Additional form of identification

RETIREMENT ACCOUNTS

Each Fund offers both traditional and Roth IRA accounts. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is being made.

OTHER INFORMATION

DISTRIBUTIONS

Each Fund distributes its net investment income annually and net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

A Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain is taxable to you as long-term capital gain regardless of how long you have held Fund shares.


Distributions of capital gain reduce the net asset value of the Fund's shares by the amount of the distribution. If you buy shares just before your Fund makes a distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.


The sale or exchange of Fund shares is a taxable transaction for income tax purposes.


Your Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.


For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.


ORGANIZATION


The Trust is a Delaware business trust. Neither Fund expects to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Trust.

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Funds' financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in a Fund (assuming the reinvestment of all distributions). This information has been audited by _____________. The Funds' financial statements and the auditor's report are included in the Funds' Annual Report dated ___________, 1999, which is available upon request, without charge.


                                          --------------------------------   --------------------------------


                                            Investors Equity Fund (a)           Equity Index Fund (a)_

                                          --------------------------------  --------------------------------
                                                   Period Ended                      Period Ended
                                            May 31, 1999    May 31, 1998    May 31, 1999    May 31, 1998
Net Asset Value, Beginning of Period                                $10.00                          $10.00
Investment Operations:
  Net Investment Income (Loss)                                        0.00                            0.07
  Net Realized and Unrealized Gain
      (Loss) on Investments                                           1.43                            1.62

Total from Investment Operations                                      1.43                            1.69
Net Asset Value, End of Period                                      $11.43                          $11.69
Total Return(b)                                                  14.30%(c)                       16.90%(c)
Ratio/Supplementary Data:
Net Assets at End of Period (000's                                 $30,090                          $5,038
   omitted)
Ratios to Average Net Assets:
  Expenses Including                                                 1.10%                           0.25%
      Reimbursement/Waiver(d)
  Expenses Excluding                                                 2.09%                          2.25%%
      Reimbursement/Waiver(d)
  Net Investment Income (Loss) Including
      Reimbursement/Waiver(d)                                       0.09%                           1.41%
Average Commission Rate(e)                                         $0.0549                      $0.0339(f)
Portfolio Turnover Rate                                             11.35%                       $6.68%(f)



(a) Investors Equity Fund and Small Company Opportunities Fund commenced operations on December 17, 1997 and March 31, 1998,respectively. Equity Index Fund, International Equity Fund, and Emerging Markets Fund commenced operations on December 24, 1997.

(b)  Total return calculations do not include sales charge.

(c)  Not annualized.

(d)  Annualized.

(e) Amount represents the average commission per share paid to brokers on the purchase of sale of equity securities.

(f)  Information presented is that of the Portfolio in which the Fund invests.

(g) The average commission rates for Small Company Value Portfolio, Small Cap Index Portfolio and Small Cap Value Portfolio were $0.0522, $0.0199 and $0.0556, respectively.

(h) The turnover rates for Small Company Value Portfolio, Small Cap Index Portfolio and Small Cap Value Portfolio were 99.08%, 2.25% and 79.43%, respectively.

                              INVESTORS Equity FUND

                                Equity Index Fund

FOR MORE INFORMATION                                                        LOGO

The following documents are available free upon request:


                        Annual/Semi-Annual Reports
 Additional information about each Fund's investments is available in each
                       Fund's annual and semi-annual
    Report to shareholders. In a Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


                Statement of Additional Information ("SAI") The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus.

 You can get a free copy of the SAI and each Fund's reports, request other information and discuss your questions about the Funds by contacting the
                                 Funds at:

                                Forum Funds
                               P.O. Box 446
                           Portland, Maine 04112
                        800-94FORUM or 800-943-6786
                               207-879-0001

 You can also  review  the Funds'  reports  and the  Funds'  SAI,  at the Public
   Reference Room of the Securities and Exchange Commission. You can get text-only copies, for a fee, by writing to or calling the following:

                           Public Reference Room
                    Securities and Exchange Commission
                        Washington, D.C. 20549-6009
                          Telephone: 800-SEC-0330

       Free copies are available from the SEC's Internet website at http://www.sec.gov.

                                                                     Forum Funds
                                                                    P.O. Box 446
                 Investment Company Act File No. 811-3023  Portland, Maine 04112










LOGO





                                   Prospectus


                                 October 1, 1999

                            Polaris Global Value Fund


                The Fund seeks capital appreciation by investing primarily in a portfolio of equity securities of issuers worldwide.


  You may purchase Fund shares without a sales charge and the Fund does not pay
                        Rule 12b-1 (distribution) fees.

The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


          RISK/RETURN SUMMARY                                                 2


          FEE TABLES                                                          4



          INVESTMENT OBJECTIVES, STRATEGIES AND RISKS                         5


          MANAGEMENT                                                          7


          YOUR ACCOUNT                                                        8


                    How to Contact the Funds                                  8
                    General Information                                       8
                    Buying Shares                                             9
                    Selling Shares                                            10
                    Exchange Privileges                                       12
                    Retirement Accounts                                       13


          OTHER INFORMATION                                                   14

          FINANCIAL HIGHLIGHTS                                                15

RISK/RETURN SUMMARY
         [Margin callout: CONCEPTS TO UNDERSTAND

          AMERICAN DEPOSITARY RECEIPTS ("ADRs") means a receipt for the shares of a foreign-based company held in the vault of a U.S. bank and entitling the holder of the shares to all dividends and capital gains.

          COMMON STOCK means an equity or ownership interest in a company

          VALUE COMPANY means stock of a company whose price is low relative to comparable companies]

INVESTMENT OBJECTIVE   Capital appreciation

PRINCIPAL INVESTMENT STRATEGY The Fund invests primarily in the common stock and ADRs of value companies located worldwide. The Fund selects investments based on a fundamental analysis of a company's financial condition.

PRINCIPAL RISKS OF INVESTING IN THE FUND

GENERAL RISKS You could lose money on your investment in the Fund or the Fund could underperform other investments if any of the following occurs:

     o    The stock market goes down

     o    Value stocks fall out of favor with the stock market

     o The stock market continues to undervalue the stocks in the Fund's portfolio

     o The judgement of the Fund's investment adviser (the "Adviser") as to the value of a stock proves to be wrong

RISK OF FOREIGN INVESTMENTS Because the Fund invests in foreign securities, an investment in the Fund is subject to the following additional risks:

     o Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets

     o Reporting, accounting and auditing standards of foreign countries differ, sometimes significantly, from U.S. standards

     o Political and economic instability abroad could adversely affect the value of the Fund's investments in a foreign country

     o Investments in issuers denominated in foreign currencies will fluctuate in value as the exchange rate between those currencies and the U.S. dollar changes and may cause the value of your investment to decline

These risks may be greater for investments in companies located in emerging markets countries.

WHO MAY WANT TO INVEST IN THE FUNDS

The Fund may be appropriate for you if you:

     o Are willing to tolerate significant changes in the value of your investment

     o    Are pursuing a long-term goal

     o    Are willing to accept higher short-term risk

The Fund may not be appropriate for you if you:

     o Want an investment that pursues market trends or focuses only on particular sectors or industries

     o    Need regular income or stability of principal

     o Are pursuing a short-term investment goal or investing emergency reserves

FEE TABLES

The following table describes the various fees and expenses that you will pay if you invest in the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

     Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering              None
     price)
     Maximum Sales Charge (Load) Imposed on Reinvested Distributions                                None
     Maximum Deferred Sales Charge (Load)                                                           None
     Redemption Fee                                                                                 None
     Exchange Fee                                                                                   None

ANNUAL FUND OPERATING EXPENSES (1) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

POLARIS GLOBAL VALUE FUND
     Management Fees                                                                                1.00%
     Distribution (12b-1) Fees                                                                      None
     Other Expenses(1)                                                                              1.06%
     TOTAL ANNUAL FUND OPERATING EXPENSES (2)                                                       2.06%



   (1) Based on amounts incurred during the Fund's fiscal year ended May 31, 1999 stated as a percentage of assets.
   (2) Certain service providers have voluntarily waived a portion of their fees and/or reimbursed certain expenses of the Fund to limit Operating Expenses to 1.75%. Fee waivers and expense reimbursements may be reduced or eliminated at any time.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% annual return, that the Fund's operating expenses remain the same and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

          1 Year         3 Years       5 Years       10 Years
           $209           $646          $1,108        $2,390

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks capital appreciation by investing primarily in a portfolio of equity securities of issuers worldwide.

INVESTMENT STRATEGIES
         [Margin callout: Concepts to Understand

         FUNDAMENTAL RESEARCH is the analysis of a company's financial condition to forecast the future value of its stock price. This analysis includes review of a company's balance sheet and income statement, asset history, earnings history, product or service development, and management productivity.]

THE ADVISER'S PROCESS

The Adviser uses a three-step process to identify potential companies. First, the Adviser uses a global valuation model to identify the most undervalued countries and industries based on corporate earning yield, inflation, interest rates and other variables. Second, the Adviser uses traditional valuation criteria to analyze its database of 20,000+ global companies. The Adviser uses the valuation criteria to identify approximately 500 companies with the greatest potential for undervalued streams of sustainable cash flow. Finally, the Adviser uses fundamental research to select the 50-100 companies in which the Fund invests.

Because most investments are held for three to five years the portfolio turnover rate is 25% to 30%. The Adviser consistently monitors the companies in the Fund's portfolio as well as those companies on the Adviser's "watch list." The Adviser's "watch list" is comprised of approximately 250 companies. If a company held by the Fund no longer meets the firm's valuation and fundamental criteria or becomes less attractively valued than one on the Adviser's "watch list," it may be sold and replaced by the other company.

INVESTMENT POLICIES

         [Margin callout: CONCEPTS TO UNDERSTAND

         EMERGING MARKEt countries are countries not included at the time of investment in the Morgan Stanley International World Index of major world economies]

Although there is no limit on the amount of Fund assets that may be invested in companies located in any one country, to achieve broad diversification the Fund typically invests in 10 to 12 countries and 10 to 12 industries.

Under normal conditions, the Fund invests all of its total assets in common stock and ADRs of value companies located worldwide. ADRs typically are issued by an U.S. bank or trust company and evidence ownership of securities issued by a foreign company. ADRs are traded in the U.S. securities markets and are required to meet SEC disclosure requirements. The Fund may invest in companies located in emerging market countries.

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic, or other conditions, the Fund may assume a temporary defensive position and invest without limit in cash and prime quality cash equivalents such as commercial paper and money market instruments. The Fund may also use securities to hedge its positions in currencies and markets. Normally, the Fund is fully invested at all times and it has never used securities for hedging purposes. While assuming a temporary position, the Fund may be unable to achieve its investment objective.

INVESTMENT RISKS

General The Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market's perception of value and is not necessarily an objective measure of a security's value. There is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not by itself a complete or balanced investment program. As a globally diversified fund, the manager attempts to provide the investor with sound diversification and above average return. In addition, by using a pure value philosophy, the manger attempts to provide investors with a portfolio that performs well in down markets.

RISKS OF FOREIGN INVESTMENTS Because the Fund invests in foreign securities, an investment in the Fund is subject to the following additional risks:

     o Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies and foreign markets may be smaller and less liquid than U.S. markets

     o Changes in foreign tax laws, exchange controls, and policies on nationalization and expropriation may affect the operations of foreign issuers and the value of their securities

     o Fluctuations in currency exchange rates could adversely affect the value of the Fund's investments in foreign securities

     o Foreign securities and their issuers are not subject to the same degree of regulation as U.S. issuers regarding information disclosure, insider trading and market manipulation. There may be less public information regarding foreign issuers and foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards as are U.S. companies

     o Foreign securities registration, custody and settlements may be subject to delays or other operational and administrative problems

     o Some foreign brokerage commissions and custody fees are higher than those in the U.S.

     o Imposition or tightening of exchange controls or other limitations on repatriation of foreign capital and nationalization could affect the value of foreign securities

RISKS OF INVESTMENT IN EMERGING MARKETS Because investing in emerging markets can have more risk than investing in developed foreign markets, an investment in the Fund may have the following additional risks:

     o Information about the companies in these countries is not always readily available

     o There may be fewer potential buyers for the stocks of companies in these countries and the prices of stocks may be more volatile than the prices of the stocks in more established markets

     o Greater political and economic uncertainties exist in emerging markets than in developed foreign markets o The securities markets and legal systems in emerging markets may not be well developed and may not provide the protections and advantages of the markets and systems available in more developed countries

For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the securities of companies in developed countries. The less developed the country, the greater effect these risks may have on your investment in the Fund. As a result, an investment in the Fund may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign markets.

YEAR 2000 RISK Certain computer systems may not process date-related information properly on and after January 1, 2000. The Fund's Adviser is addressing this matter for its systems. The Fund's other service providers have informed the Fund that they are taking similar measures. Investments in foreign companies are particularly vulnerable to Year 2000 risk because these companies may not have the financial resources, technology, or personnel needed to address Year 2000 readiness concerns. This potential problem, if not corrected, could adversely affect the services provided to the Fund or the companies in which the Fund invests and could, therefore, lower the value of your Fund shares.

MANAGEMENT

The Fund is a series of Forum Funds (the "Trust"), which is an open-end, management investment company. The business of the Trust and the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information about the Board, as well as the Trust's executive officers, may be found in the Fund's Statement of Additional Information ("SAI").

THE ADVISER

The Fund's Adviser is Polaris Capital Management, Inc., 125 Summer Street, Boston, Massachusetts 02110. The Adviser has advised the Fund since June 1998. Subject to the general control of the Board, the Adviser makes investment decisions for the Fund. For its services, the Fund paid the Adviser an advisory fee of 1.00% of the Fund's average daily net assets for the fiscal year ended May 31, 1999. As of May 31, 1999 the Adviser had approximately $___ million of assets under management.

PORTFOLIO MANAGER

BERNARD R. HORN, JR. President and Chief Portfolio Manager of the Adviser since 1995. Mr. Horn has been responsible for the day-to-day management of the Fund since its inception in 1998. Prior to his establishment of the Adviser, Mr. Horn was a portfolio manager and investment officer at MDT Advisers, Inc.

OTHER SERVICE PROVIDERS

The Forum Financial Group ("Forum") of companies provide certain services to the Fund. As of May 31, 1999, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $__ billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the agent of the Trust in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Funds' shares.

Forum Administrative Services, LLC provides administrative services to the Fund, Forum Accounting Services, LLC is the Fund's accountant and Forum Shareholder Services, LLC (the "Transfer Agent") is the Fund's transfer agent.

FUND EXPENSES

The Fund pays for all of its own expenses. The Fund's expenses include its own expenses as well as Trust expenses that are allocated among the various series. The Adviser and other service providers may voluntarily waive all or any portion of their fees and reimburse certain expenses of the Fund. Any waiver or expense reimbursement increases the Fund's performance for the period during which the waiver is in effect.

Certain service providers have undertaken to waive fees and assume certain expenses of the Fund in order to limit the Fund's expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 1.75% or less of the average daily net assets of the Fund. Fee waivers and expense reimbursements are voluntary and may be reduced or eliminated at any time.

YOUR ACCOUNT

[Margin call out: HOW TO CONTACT THE FUND

Write to us at:
         Forum Shareholder Services, LLC
         Attn: Polaris Global Value Fund
         P.O. Box 446
         Portland, Maine 04112

Telephone us at:
         (888) 263-5594 (toll free)
         (207) 879-0001

Wire investments (or ACH payments) to us at:
         Bankers Trust Company
         New York, New York
         ABA #021001033 For Credit to:
                  Forum Shareholder Services, LLC
                  Account # 01-465-547
                  Re: Polaris Global Value Fund
                  (Your Name)
                  (Your Account Number)]


GENERAL INFORMATION

You may purchase or sell (redeem) Fund shares at the net asset value per share ("NAV") next calculated after the Transfer Agent receives your request in proper form. For instance, if the Transfer Agent receives your purchase request in proper form after 4:00 p.m., your transaction will be priced at the next day's NAV. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may be changed in case of an emergency. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, then the Fund values securities at fair value under procedures adopted by the Board.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through your broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investment amounts or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity.
Consult a representative of your financial institution for more information.

BUYING SHARES

How to Make Payments All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual or Uniform Gift/Transfer to Minors Act ("UGMA" or "UTMA") accounts, the check must be made payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, the check must be made payable on its face to "Forum Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers checks).

         ACH PAYMENT Instruct your financial institution to make an ACH (automated clearinghouse) payment to the Fund. These payments typically take two days. Your financial institution may charge you a fee for this service.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to the Fund. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS. The Fund accepts payments in the following minimum amounts:



                                                            MINIMUM INITIAL INVESTMENT  MINIMUM ADDITIONAL INVESTMENT
Standard Account                                                      $2,500                        $250
Traditional and Roth IRA Accounts                                     $2,000                        $250
Accounts With Automatic Investment Plans                               $250                         $250





ACCOUNT REQUIREMENTS



                      TYPE OF ACCOUNT                                              REQUIREMENT

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTs:          o    Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole          required to sign exactly as their names appear on
proprietorship accounts.  Joint accounts have two or more         the account
owners (tenants)

GIFTS OR TRANSFERS TO A MINOR (UGMA,  UTMA):                 o    Depending on state laws, you can set up a
                                                                  custodial account  under the  Uniform  Gift to Minors
These  custodial  accounts  provide a way to give money to a      Act or the Uniform  Transfers to Minors Act
child and obtain tax  benefits.  An
individual  can give up  to $10,000 a
year  per  child  without  paying  Federal  gift  tax        o    The  trustee  must  signindicating trustee capacity
instructions in a manner

BUSINESS ENTITIES                                            o    For entities with officers, provide an
                                                                  original or certified copy of a resolution that
                                                                  identifies the authorized signers for the account

                                                             o    For entities with  partners or other interested
                                                                  parties, provide a certified partnership  agreement or
                                                                  organizational document, or certified  pages from the
                                                                  partnership agreement or organizational  document,
                                                                  that identify the partners or interested parties



                                       8





Trusts                                                       o    The trust must be established before an
                                                                  account can be opened

                                                             o    Provide a certification for the trust, or the
                                                                  pages from the trust document that identify the
                                                                  trustees
INVESTMENT PROCEDURES

                    TO OPEN AN ACCOUNT                                        TO ADD TO YOUR ACCOUNT
BY CHECK                                                     BY CHECK
o         Call or write us for an account application         o    Fill out an investment slip from a
o         Complete the application                                 confirmation or write us a letter
o         Mail us your application and a check for the        o    Write your account number on your check
          minimum initial investment amount                   o    Mail us the slip (or your letter) and the check

BY WIRE                                                      BY WIRE
o         Call or write us for an account application         o    Call to notify us of your incoming wire
o         Complete the application                            o    Instruct your bank to wire your money to us
o         Call us and you will be assigned an account number
o         Mail us your application
o         Instruct your bank to wire your money to us

BY ACH PAYMENT                                               BY SYSTEMATIC INVESTMENT
o         Call or write us for an account application         o    Complete the systematic investment section of
o         Complete the application                                 the application
o         Call us and you will be assigned an account number  o    Attach a voided check to your application
o         Mail us your application                            o    Mail us the completed application
o         Make an ACH payment



SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. After the minimum initial investment amount is received, subsequent systematic investments must be for at least $250.

LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes requests from any individual or group who, in the Fund's view, is likely to engage in excessive trading (which is usually defined as more than four exchanges out of the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value, subject to collection. If the Fund does not receive your payment for shares, or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in any Fund of the Trust) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

The Fund processes redemption orders are processed promptly. Generally, the Fund will send redemption proceeds to you within a week of receiving your request in proper form. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. The Fund may delay sending redemption proceeds until it has collected payment for the shares you are selling, which may take up to 15 calendar days.

                        TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o         Prepare a written request including:
     o         Your name(s) and signature(s)
     o         Your account number
     o         The Fund name
     o         The dollar amount or number of shares you want to sell
     o         How and where to send the  redemption  proceeds
o         Obtain a signature  guarantee (if required)
o         Obtain other  documentation  (if required)
o         Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $10,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges - See "By Telephone") or
o         Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o         Provide the following information:
     o         Your account number
     o         Exact name(s) in which the account is registered
     o         Additional form of identification
o         Redemption proceeds will be:
     o         Mailed to you or
     o Wired to you (unless you declined wire redemption privileges - See "By Wire")
SYSTEMATICALLY
o         Call or write us for an "Systematic Withdrawal" form
o         Attach a voided check to your completed form
o         Mail us your form

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If you wish to request a wire redemption by telephone, you must also elect telephone redemption privileges.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:

     o    Sales of over $50,000 worth of shares

     o    Changes to a shareholder's record name or address

     o    Redemptions   from  an  account  for  which  the  address  or  account
          registration has changed within the last 30 days

     o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record

     o    Sending   redemption   proceeds   to  an  account   with  a  different
          registration (name or ownership) from yours

     o    Changes  to  systematic   investment  or  withdrawals,   distribution,
          telephone redemption or exchange option or any other election in connection with your account

SMALL ACCOUNTS If the value of your account falls below $2,500 ($2,000 for IRAs), the Fund may ask you to increase your balance. If the account value continues to remain below these amounts 60 days after the Fund has notified you that you need to increase your account value, the Fund may close your account and send you the proceeds. The Fund will not close your account if the value of your account falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions in kind usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if the redemption represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES

You may exchange your Fund shares for shares of another fund of the Trust by telephone or in writing. For a list of funds available for exchange, you may call the Transfer Agent. If you exchange into a fund that has a higher sales charge than the Fund, you will have to pay the difference between that fund's sales charge and the Fund's sales charge. If you exchange into a fund that has no sales charge or a lower sales charge than the Fund, you will not have to pay a sales charge at the time of exchange. Because exchanges are a sale and purchase of shares, they may have tax consequences.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE
BY MAIL
o         Prepare a written request including:
     o         Your name(s) and signature(s)
     o         Your account numbers
     o The names of the funds from which you are selling and into which you are exchanging
     o The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o         Obtain a signature guarantee if required
o         Mail Forum Funds your request and documentation
BY TELEPHONE
o Call Forum Funds with your request (unless you declined telephone redemption privileges on your account application)
o         Provide the following information:
     o         Your account numbers
     o         Exact name(s) in which the accounts are registered
     o         Additional form of identification

RETIREMENT ACCOUNTS

The Fund offers both traditional and Roth IRA accounts. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is being made.

OTHER INFORMATION

DISTRIBUTIONS

The Fund distributes its net investment income and net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares became entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. The Fund's distribution of long-term capital gain is taxable to you as long-term capital gain.


Distributions of capital gain reduce the net asset value of the fund's shares by the amount of the distribution. If you buy shares just before your Fund makes a distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.


The sale or exchange of Fund shares is a taxable transaction for income tax purposes.


Your Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.


For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.


ORGANIZATION


The Trust is a Delaware business trust. Neither Fund expects to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

FINANCIAL HIGHLIGHTS [to be inserted]

The following table is intended to help you understand the Fund's financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been audited by _________________. The Fund's financial statements and the auditor's report are included in the Fund's Annual Report dated ____________, 1999, which is available upon request, without charge.

                            POLARIS GLOBAL VALUE FUND

FOR MORE INFORMATION                                                        LOGO

The following documents are available free upon request:


                        Annual/Semi-Annual Reports
  Additional information about the Fund's investments is available in the
                       Fund's annual and semi-annual
   Report to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


                Statement of Additional Information ("SAI") The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus.

 You can get a free copy of the SAI and the Fund's reports, request other information and discuss your questions about the Funds by contacting the
                                 Funds at:

                                Forum Funds
                               P.O. Box 446
                           Portland, Maine 04112
                               888 263-5594
                               207-879-0001

 You can also  review  the Fund's  reports  and the  Fund's  SAI,  at the Public
   Reference Room of the Securities and Exchange Commission. You can get text-only copies, for a fee, by writing to or calling the following:

                           Public Reference Room
                    Securities and Exchange Commission
                        Washington, D.C. 20549-6009
                          Telephone: 800-SEC-0330

       Free copies are available from the SEC's Internet website at http://www.sec.gov.

                                                                     Forum Funds
                                                                    P.O. Box 446
                 Investment Company Act File No. 811-3023  Portland, Maine 04112

                       STATEMENT OF ADDITIONAL INFORMATION

                                 OCTOBER 1, 1999




                              INVESTORS EQUITY FUND
                                EQUITY INDEX FUND


FUND INFORMATION:

         Forum Funds
         Two Portland Square
         Portland, Maine 04101

INVESTMENT ADVISERS:

         H.M. Payson & Co.
         One Portland Square
         P.O. Box 31
         Portland, Maine 04112

         Norwest Investment Management, Inc.
         Norwest Center, Sixth Street and Marquette
         Minneapolis, Minnesota 55749

ACCOUNT INFORMATION AND SHAREHOLDER SERVICES:

         Forum Shareholder Services, LLC
         P.O. Box 446
         Portland, Maine 04112
         (800) 943-6786
         (207) 879-0001


This Statement of Additional Information (the "SAI") supplements the Prospectus dated October 1, 1999, as may be amended from time to time, offering shares of Investors Equity Fund and Equity Index Fund (the "Funds"), two separate series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services at the address or telephone number listed above.

Financial Statements for the Funds for the year ended May 31, 1999, included in the Annual Report to shareholders, are incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request by contacting shareholder services at the address or telephone number listed above.



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                                TABLE OF CONTENTS

         Glossary .............................................................1
1.       Investment Policies and Risks.........................................3
         A.       Equity Securities............................................3
         B.       Securities Ratings Information...............................4
         C.       Temporary Defensive Position.................................5
         D.       Options and Futures..........................................5
         E.       Illiquid and Restricted Securities...........................6
         F.       Foreign Securities...........................................6
         G.       Repurchase Agreements........................................7
         H.       Leverage Transactions........................................7
 .........I.       Core and Gateway(R)..........................................9
         J.       Other Investments............................................9
2.       Investment Limitations................................................9
         A.       Fundamental Limitations......................................9
         B.       Nonfundamental Limitations..................................11
3.       Performance Data and Advertising.....................................14
         A.       Performance Data............................................14
         B.       Performance Calculations....................................14
         C.       Other Matters...............................................14
4.       Management...........................................................17
         A.       Trustees and Officers.......................................17
         B.       Compensation of Trustees and Officers.......................19
         C.       Investment Adviser..........................................20
         D.       Distributor.................................................21
         E.       Other Fund Service Providers................................22
5.       Portfolio Transactions...............................................24
         A.       How Securities are Purchased and Sold.......................24
         B.       Adviser Responsibility for Purchases and Sales..............25
         C.       Securities of Regular Broker-Dealers........................27
6.       Additional Purchase and Redemption Information.......................27
         A.       General Information.........................................27
         B.       Additional Purchase Information.............................27
         C.       Additional Redemption Information...........................28
         D.       NAV Determination...........................................29
         E.       Distributions...............................................29
7.       Taxation ............................................................29
         A.       Qualification as a Regulated Investment Company.............30
         B.       Fund Distributions..........................................31
         C.       Certain Tax Rules Applicable to the Funds Transactions......32
         D.       Federal Excise Tax .........................................33
         E.       Sale or Redemption of Shares................................33
         F.       Withholding Tax.............................................34
         G.       Foreign Shareholders........................................34
         H.       State and Local Taxes.......................................35
8.       Other Matters........................................................35
         A.       The Trust and its Shareholders..............................35
         B.       Fund Ownership..............................................37
         C.       Limitations on Shareholders' and Trustees' Liability........37
         D.       Registration Statement......................................37
Appendix A - Description of Securities Ratings...............................A-1


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GLOSSARY


As used in this SAI, the following terms have the meanings listed.

"Board" means the Board of Trustees of Forum Funds.

"CFTC" means the Commodity Futures Trading Commission.

"Core Trust" means Core Trust (Delaware), a Delaware business trust.

"Core Trust Board" means the Board of Trustees of Core Trust (Delaware).

"Core Trust Portfolio" means Index Portfolio, Small Cap Index Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio and Small Cap Value Portfolio, each, a series of Core Trust.

"FAdS" means Forum Administrative Services, LLC.

"FAcS" means Forum Accounting Services, LLC.

"FFS" means Forum Fund Services, LLC.

"FSS" means Forum Shareholder Services, LLC.

"FFSI" means Forum Financial Services, Inc.

"Forum Advisors" means Forum Investment Advisors, LLC.

"Fund"  means  Equity  Index  Fund,   Investors   Equity  Fund,   Small  Company
Opportunities Fund, and International Equity Fund.

"Fund Business Day" has the meaning ascribed thereto in the Funds' current Prospectus.

"IRS" means Internal Revenue Service.

"NRSRO" means a nationally recognized statistical rating organization.

"Norwest" means Norwest Investment Management, Inc.

"Norwest Bank" means Norwest Bank Minnesota, N.A.

"Peoples" means Peoples Heritage Bank

"Portfolio" means Index Portfolio, International Portfolio, Small Cap Index Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio or Small Cap Value Portfolio.

"SAI" means this Statement of Additional Information.

"SEC" means the U.S. Securities and Exchange Commission.

"Trust" means Forum Funds, a Delaware business trust.

"U.S. Government Securities" means A security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States pursuant to the authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.




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                        1. INVESTMENT POLICIES AND RISKS

Each Fund is a diversified series of the Trust. The following discussion supplements the disclosure in the Prospectus for each Fund's investment techniques, strategies and risks.

A.       EQUITY SECURITIES

1.       COMMON AND PREFERRED STOCK

General. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

Risks. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth. If you invest in a Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

2.       CONVERTIBLE SECURITIES

GENERAL. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a company's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable nonconvertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

RISKS. Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities, however, are typically issued by smaller capitalized companies whose stock price may be volatile. In addition, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.



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



3.       WARRANTS

GENERAL. Warrants are securities, typically issued with preferred stock or bonds that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Each Fund will limit its purchases of warrants to not more than 5% of the value of its total assets. No more than 2% of a Fund's net assets (at the time of investment) may be invested in warrants that are not listed on the New York or American Stock Exchange.

RISKS. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If a warrant is not exercised within the specified time period, it becomes worthless.

4.       DEPOSITARY RECEIPTS

GENERAL. Investors Equity Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") in order to obtain exposure to foreign securities markets. Depositary receipts are receipts for shares of a foreign-based company and they evidence ownership of the underlying securities issued by that foreign company. ADRs typically are issued by an U.S. bank or trust company and are designed for use in U.S. securities markets. EDRs are receipts issued by a European financial institution and are designed for use in European securities markets.

RISKS. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

B.       SECURITY RATINGS INFORMATION

Each Fund's investments in preferred and fixed income securities, are subject to credit risk relating to the financial condition of the issuers of the securities that each Fund holds. To limit credit risk, each Fund invests its assets in debt securities that are considered investment grade. Investment grade means rated in the top four long-term rating categories or top two short-term rating categories by an NRSRO, or unrated and determined by the adviser to be of comparable quality.

The lowest long-term ratings that are investment grade for convertible bonds are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; and for short-term debt, including commercial paper, are "Prime-2" (P-2) in the case of Moody's, "A-2" in the case of S&P and "F-2" in the case of Fitch.

Unrated securities may not be as actively traded as rated securities. A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. Each Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

C.       FIXED INCOME INVESTMENTS

Equity Index Fund may invest in the following:

1.       GENERAL

VARIABLE AND FLOATING RATE SECURITIES. The Fund may invest in variable and floating rate securities. Debt securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index. Certain variable rate securities pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as "inverse floaters"). Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. This mechanism may increase the volatility of the security's market value while increasing the security's yield.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, the Fund might be entitled to less than the initial principal amount of the security upon the security's maturity. The Fund intends to purchase these securities only when its adviser believes the interest income from the instrument justifies any principal risks associated with the instrument. The adviser may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the adviser will be able to limit the effects of principal fluctuations and, accordingly, the Fund may incur losses on those securities even if held to maturity without issuer default.

There may not be an active secondary market for any particular floating or variable rate instruments, which could make it difficult for the Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. The Fund could, for this or other reasons, suffer a loss with respect to those instruments. The adviser monitors the liquidity of the Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

FINANCIAL INSTITUTION OBLIGATIONS. The Fund may invest in obligations of financial institutions, including certificates of deposit, bankers' acceptances, time deposits, and other short-term debt obligations

Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft that has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties which could reduce the Fund's performance. Although fixed time deposits do not in all cases have a secondary market, there are no contractual restrictions on the Fund's right to transfer a beneficial interest in the deposits to third parties.

The Fund may invest in Eurodollar certificates of deposit, which are issued by offices of foreign and domestic banks located outside the United States; Yankee certificates of deposit, which are issued by a U.S. branch of a foreign bank and held in the United States; Eurodollar time deposits, which are deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian time deposits, which are issued by Canadian offices of major Canadian banks. Each of these instruments is U.S. dollar denominated.

2.       RISKS

GENERAL. The market value of the interest-bearing debt securities held by the Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All debt securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of that issuer's debt securities. As a result, an investment in a Fund is subject to risk even if all debt securities in the Fund's investment portfolio are paid in full at maturity. In addition, certain debt securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity.

Yields on debt securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the debt securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. A portion of the municipal securities held by a Fund may be supported by credit and liquidity enhancements, such as letters of credit (which are not covered by federal deposit insurance) or puts or demand features of third party financial institutions, generally domestic and foreign banks.

The issuers of debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

CREDIT RISK. The Fund's investments in debt securities are subject to credit risk relating to the financial condition of the issuers of the securities that each Fund holds. To limit credit risk, Investors High Grade Bond Fund generally invests in debt securities rated in the three highest rating categories by an NRSRO and each other generally buys debt securities that are rated in the top four long-term rating categories by an NRSRO or in the top two short-term rating categories by an NRSRO. Moody's, Standard & Poor's and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of securities by several NRSROs is included in Appendix A. The adviser may use these ratings to determine whether to purchase, sell or hold a security. Ratings are not, however, absolute standards of quality. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Consequently, similar securities with the same rating may have different market prices. In addition, rating agencies may fail to make timely changes in credit ratings and the issuer's current financial condition may be better or worse than a rating indicates.

The Fund may retain a security that ceases to be rated or whose rating has been lowered below the Fund's lowest permissible rating category if the adviser determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

The Fund may purchase unrated securities if the adviser determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may not be as actively traded as rated securities.



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D.       TEMPORARY DEFENSIVE POSITION

A Fund may hold cash or cash equivalents such as prime quality money market instruments, pending investment and to retain flexibility in meeting redemptions and paying expenses. A Fund may also assume a temporary defensive position and may invest without limit in commercial paper and other money market instruments that are of prime quality. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less. The money market instruments in which a Fund may invest include U.S. Government Securities, time deposits, banker's acceptances and certificates of deposit corporate notes and short-term bonds and money market mutual funds. The money market instruments in which a Fund may invest may have variable and floating rates of interest.

E.       OPTIONS AND FUTURES

1.       GENERAL

A Fund may purchase or sell (write) put and call options, futures, and options on futures to: (1) enhance the Fund's performance; or (2) to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase.

A Fund may purchase or write options on securities in which it may invest or on market indices based in whole or in part on such securities. Options purchased or written by a Fund must be traded on an exchange or over-the-counter.

A Fund may invest in futures contracts on market indices based in whole or in part on securities in which the Fund may invest. A Fund may also purchase or write put and call options on these futures contracts.

Options and futures contracts are considered to be derivatives. Use of these instruments is subject to regulation by the SEC, the options and futures exchanges on which futures and options are traded or by the CFTC. No assurance can be given that any hedging or income strategy will achieve its intended result.

Currently, each Fund has no intention of investing in options or futures for purposes other than hedging. If a Fund will be financially exposed to another party due to its investments in options or futures, the Fund will maintain either: (1) an offsetting ("covered") position in the underlying security or an offsetting option or futures contract; or (2) cash, receivables and liquid securities with a value sufficient at all times to cover its potential obligations. A Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require, will set aside cash, liquid debt securities and other permissible assets ("Segregated Assets") in a segregated account with the Custodian in the prescribed amount. Segregated Assets cannot be sold or closed out while the hedging strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

2.       OPTIONS AND FUTURES STRATEGIES

OPTIONS ON SECURITIES. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security at the exercise price. The amount of a premium received or paid for an option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

OPTIONS ON STOCK INDICES. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional options on securities except that stock index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

OPTIONS ON FUTURES. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

FUTURES CONTRACTS AND INDEX FUTURES CONTRACTS. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash, an underlying security or a currency, as called for in the contract, at a specified date and at an agreed upon price. A bond or stock index futures contract involves the delivery of an amount of cash equal to a specified dollar amount times the difference between the bond or stock index value at the close of trading of the contract and at the price designated by the futures contract. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

3.       RISKS

There are certain investment risks associated with options and futures transactions. These risks include: (1) dependence on the adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which a Fund invest; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions. The potential loss to a Fund from investing in certain types of futures transactions is unlimited.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices or related options during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. A Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. A Fund's activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce a Fund's yield.

F.       ILLIQUID AND RESTRICTED SECURITIES

1.       GENERAL

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, except as otherwise determined by the adviser ("restricted securities").

2.       RISKS

Limitations on resale may have an adverse effect on the marketability of a security and a Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the adviser to be liquid, can become illiquid.

3.       DETERMINATION OF LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the adviser, pursuant to guidelines approved by the Board. The adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the adviser may determine that the securities are not illiquid.

G.       FOREIGN SECURITIES

Investors Equity Fund may invest in foreign securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of your assets.

Dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Commission rates payable on foreign transactions are generally higher than in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United States, and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by Investors Equity Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, and Investors Equity Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S.
dollars required to meet such expenses.

H.       REPURCHASE AGREEMENTS

1.       GENERAL

Each Fund may enter into repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, each Fund's custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow a Fund to earn income on its uninvested cash for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

2.       RISKS
Repurchase Agreements involve credit risk. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, a Fund may have difficulties in exercising its rights to the underlying securities or currencies, as applicable. A Fund may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss. Failure by the other party to deliver a security or currency purchased by a Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow a Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements.

I.       LEVERAGE TRANSACTIONS

Each Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to a Fund through an investment technique is used to make additional Fund investments. Borrowing for other than temporary or emergency purposes, lending portfolio securities, entering into reverse repurchase agreements, purchasing securities on a when-issued, delayed delivery or forward commitment basis and the use of swaps and related agreements are transactions that result in leverage. Each Fund uses these investment techniques only when the advisers believe that the leveraging and the returns available to a Fund from investing the cash will provide investors a potentially higher return.

1.       BORROWING

Each Fund may borrow money from banks in an amount up to 33 1/3% of a Fund's total assets. Each Fund may borrow money for other purposes so long as such borrowings do not exceed 5% of a Fund's total assets. The purchase of securities is prohibited if a Fund's borrowing exceeds 5% or more of a Fund's total assets.

Each Fund may also enter into reverse repurchase agreements. A reverse repurchase agreement is a transaction in which a Fund sells securities to a bank or securities dealer and simultaneously commits to repurchase the security from the bank or dealer at an agreed upon date and at a price reflecting a market rate of interest unrelated to the sold security. An investment of a Fund's assets in reverse repurchase agreements will increase the volatility of the Fund's net asset value per share. A Fund will use the proceeds of reverse repurchase agreements to fund redemptions or to make investments.

2.       SECURITIES LENDING

 Securities loans must be continuously collateralized and the collateral must have market value at least equal to the value of a Fund's loaned securities, plus accrued interest. In a portfolio securities lending transaction, a Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of a Fund's loans permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of a Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated.

3.       WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

A Funds may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" (including "dollar roll" transactions) basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

4.   RISKS

Leverage creates the risk of magnified capital losses. Losses incurred by a Fund may be magnified by borrowings and other liabilities that exceed the equity base of the Fund. Leverage may involve the creation of a liability that requires a Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the net asset value of the Fund's securities and the relatively greater effect on the net asset value of the securities caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

SEGREGATED ACCOUNTS. In order to attempt to reduce the risks involved in various transactions involving leverage, each Fund's custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to a Fund's commitments under these transactions.

J.       CORE AND GATEWAY(R)

Equity Index Fund currently seeks to obtain its investment objective through the Core and Gateway structure. Investors Equity Fund may at some point in the future seek to achieve its investment objective by converting to a Core and Gateway structure. A Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to a Fund's shareholders.

                            2. INVESTMENT LIMITATIONS


For purposes of all investment policies of each Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which a Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which a Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of a Fund and a Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of a Fund may be changed by the Board without shareholder approval.

A.       FUNDAMENTAL LIMITATIONS

Each  Fund  has  adopted  the  following  investment   limitations,   which  are
fundamental policies of the Fund.

INVESTORS EQUITY FUND

1.       DIVERSIFICATION

The Fund may not, with respect to 75% of its assets, purchase a security if as a result: (1) more than 5% of its assets would be invested in the securities of any single issuer or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer. This restriction does not apply to securities issued by the U.S. Government, its agencies or instrumentalities.

2.       CONCENTRATION

The Fund may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided, however, there is no limit on investments in U.S. Government Securities, repurchase agreements covering U.S. Government Securities, municipal securities and issuers domiciled in a single country; that financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and that utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

3.       ILLIQUID SECURITIES

The Fund will not invest more than 15% of its assets in "illiquid securities," which are securities that cannot be disposed of within seven days at their current value. For purposes of this limitation, "illiquid securities" includes, except in those circumstances described below: (1) "restricted securities," which are securities that cannot be resold to the public without registration under the Federal Securities laws and (2) securities of issuers having a record (together with all predecessors) of less than three years of continuous operation.

4.       BORROWING MONEY

The Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests, but not in excess of 33 1/3% of the value of each Fund's total assets (as computed immediately after the borrowing).

5.       PURCHASES AND SALES OF REAL ESTATE

The Fund may not purchase or sell real estate, provided that the Fund may invest in securities issued by companies that invest in real estate or interests therein.

6.       MAKING LOANS

The Fund will not lend money except in connection with the acquisition of that portion of publicly distributed debt securities which the Fund's investment policies and restrictions permit it to purchase; the Fund may also make loans of portfolio securities and enter into repurchase agreements.

7.       PURCHASES AND SALES OF COMMODITIES

The Fund will not invest in commodities or commodity contracts (other than hedging instruments, which it may use as permitted by any of its other fundamental policies, whether or not any such hedging instrument is considered to be a commodity or a commodity contract).

8.       UNDERWRITING ACTIVITIES

The Fund will not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under U.S. securities laws.

9.       ISSUANCE OF SENIOR SECURITIES

The Fund may not issue senior securities except to the extent permitted by the 1940 Act.

EQUITY INDEX FUND

1.       DIVERSIFICATION

The Fund may not, with respect to 75% of its assets, purchase a security (other than a U.S. Government Security or a security of an investment company) if as a result: (1) more than 5% of its assets would be invested in the securities of any single issuer or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer.

2.       CONCENTRATION

The Fund may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided, however, that there is no limit on investments in U.S. Government Securities, repurchase agreements covering U.S. Government Securities, foreign government securities, mortgage-related or housing-related securities and issuers domiciled in a single country; that financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and that utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone.

3.       BORROWING MONEY

The Fund may borrow money from a bank for temporary or emergency purposes, including the meeting of redemption requests, but not in excess of 33 1/3% of the value of each Fund's total assets (as computed immediately after the borrowing).

4.       PURCHASES AND SALES OF REAL ESTATE

The Fund may not purchase or sell real estate, any interest therein or real estate limited partnership interests, except that the Funds may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

5.       MAKING LOANS

The Fund may not make loans, except the Fund may enter into repurchase agreements, purchase debt securities that are otherwise permitted investments and lend portfolio securities.

6.       PURCHASE AND SALE OF COMMODITIES

The Fund may not purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities provided that currency and currency-related contracts and contracts on indices are not be deemed to be physical commodities.

7.       UNDERWRITING ACTIVITIES

The Fund may not underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

8.       ISSUANCE OF SENIOR SECURITIES

The Fund may not issue senior securities except to the extent permitted by the 1940 Act.

B.       NONFUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations, which are not fundamental policies of the Fund.

INVESTORS EQUITY FUND

1.       BORROWING

The Fund may not borrow money or enter into leverage transactions if, as a result, the total of borrowings and liabilities under leverage transactions (other than for temporary or emergency purposes), would exceed an amount equal to 5% of the Fund's total assets. The Fund may not purchase or otherwise acquire any security if; the total of borrowings and liabilities under leverage transactions would exceed an amount equal to 5% of the Fund's total assets.

2.       EXERCISING CONTROL OF ISSUERS

The Fund may not make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

3.       SHORT SALES AND PURCHASING ON MARGIN

The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short. The Fund may not purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

4.       SECURITIES OF INVESTMENT COMPANIES

The Fund may not invest in the securities of any investment company except to the extent permitted by the 1940 Act.

5.       OPTIONS AND FUTURES CONTRACTS

The Fund may invest in futures or options  contracts  regulated  by the CFTC for
(i) bona fide hedging  purposes  within the meaning of the rules of the CFTC and
(ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts

"in-the-money") required to establish the contracts. The Fund (i) will not hedge more than 50% of its total assets by selling futures contracts, buying put options, and writing call options (so called "short positions"), (ii) will not buy futures contracts or write put options whose underlying value exceeds 25% of the Fund's total assets, and (iii) will not buy call options with a value exceeding 5% of the Fund's total assets.

EQUITY INDEX FUND

1.       BORROWING

Borrowing for other than temporary or emergency purposes of meeting redemptions requests is limited to 5% of the value of the Fund's net assets. Where the Fund establishes a segregated account to limit the amount of leveraging with respect to certain investment techniques, the Fund does not treat those techniques as involving borrowings for purposes of this limitation.

2.       ILLIQUID SECURITIES

The Fund may not acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities which are not readily marketable, including securities that are not readily marketable by virtue of restrictions on the sale of such securities to the public without registration under the 1933 Act, as amended ("restricted securities").

3.       SECURITIES OF INVESTMENT COMPANIES

The Fund may not invest in securities of another investment company, except to the extent permitted by the 1940 Act.

4.       SHORT SALES AND PURCHASING ON MARGIN

The Fund may not purchase securities on margin or make short sales of securities (except short sales against the box) except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities. The Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts. The Fund may not enter into short sales if, as a result, more than 25% of the value of the Fund's total assets would be so invested m or such a position would represent more than 2% of the outstanding voting securities of any single issuer or class of an issuer.

5.       UNSEASONED ISSUERS

The Fund may not invest in securities (other than fully-collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years, including the operations of predecessors, unless guaranteed as to principal and interest by an issuer in whose securities the Fund could invest, if, as a result, more than 5% of the value of the Fund's total assets would be so invested; provided, that the Fund may invest all or a portion of its assets in another diversified, open-end management company with substantially the same investment objective, policies and restrictions as the Fund.

6.       PLEDGING

The Fund may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings.

7.       LENDING OF PORTFOLIO SECURITIES

The Fund may not lend portfolio securities if the total value of all loaned securities would exceed 33 1/3% of the Fund's total assets.

8.       OPTIONS AND FUTURES CONTRACTs

The Fund may not purchase an option, if, as a result, more than 5% of the value of the Fund's total assets would be so invested.

9.       WARRANTS

The Fund may not invest in warrants if; (1) more than 5% of the value of the Fund's net assets would be invested in warrants (valued at the lower of cost or market)) or (2) more than 2% of the value of the Fund's net assets would be invested in warrants which are not listed on the New York Stock Exchange or American Stock Exchange; provided, that warrants acquired by the Fund attached to securities are deemed to have no value.


                       3. PERFORMANCE DATA AND ADVERTISING

A.       PERFORMANCE DATA

A Fund may quote  performance  in  various  ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

A Fund may compare any of its performance information with:

o Data published by independent evaluators such as Morningstar, Inc., Lipper, Inc., IBC Financial Data, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

o        The performance of other mutual funds.

o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley - Europe,
         Australia, Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of a Fund but rather are standards by which the Funds' adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

The Funds may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The Funds' performance will fluctuate in response to market conditions and other factors.

B.       PERFORMANCE CALCULATIONS

A Funds' performance may be quoted in terms of yield or total return. Table 1 in Appendix C includes performance information for each Fund.

1.       SEC YIELD

Standardized SEC yields for the Funds used in advertising are computed by dividing a Fund's interest income (in accordance with specific standardized rules) for a given 30 day or one month period, net of expenses, by the average number of shares entitled to receive income distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate.

Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distribution of income from the Fund over the same period or the rate of income reported in the Fund's financial statements.

Although published yield information is useful to investors in reviewing a Fund's performance, investors should be aware that a Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Financial intermediaries may charge their customers that invest in a Fund fees in connection with that investment. This will have the effect of reducing the Fund's after-fee yield to those shareholders.

The yields of a Fund are not fixed or guaranteed, and an investment in a Fund is not insured or guaranteed. Accordingly, yield information should not be used to compare shares of a Fund with investment alternatives, which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare a Fund's yield information directly to similar information regarding investment alternatives that are insured or guaranteed.

Yield quotations are based on amounts invested in a Fund net of any applicable sales charges that may be paid by an investor. A computation of yield that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges.

Yield is calculated according to the following formula:
                        a - b
         Yield = 2[(------ + 1)6  - 1]
                         cd
         Where:
                  a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
                  d = the maximum offering price per share on the last day of the period

2.       TOTAL RETURN CALCULATIONS

A Fund's total return shows its overall change in value, including changes in share price and assuming all of the Fund's distributions are reinvested.

Total return figures may be based on amounts invested in a Fund net of sales charges that may be paid by an investor. A computation of total return that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges.

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns a Fund: (1) determines the growth or decline in value of a hypothetical historical investment in a Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:
                  P   = a hypothetical initial payment of $1,000
                  T   = average annual total return
                  N   = number of years
                  ERV = ending  redeemable  value:  ERV is the  value,  at  the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Because average annual returns tend to smooth out variations in a Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

         A Fund may quote unaveraged or cumulative total returns that reflect a Fund's performance over a stated period of time.

         Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration a Fund's front-end sales charge or contingent deferred sales charge (if applicable).

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT =  period total return
                  The other definitions are the same as in average annual total return above

C.       OTHER MATTERS

A Fund may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of a Fund's portfolio managers and the portfolio management staff of a Fund's investment adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the adviser's and its staff's management techniques; (7) the results of a hypothetical investment in a Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of a Fund as of one or more dates; and (10) a comparison of a Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,188 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of a Fund's performance.

A Fund may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a Fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:



                                       SYSTEMATIC                    SHARE                    SHARES
               PERIOD                  INVESTMENT                    PRICE                   PURCHASED
               ------                  ----------                    -----                   ---------
                  1                       $100                        $10                      10.00
                  2                       $100                        $12                       8.33
                  3                       $100                        $15                       6.67
                  4                       $100                        $20                       5.00
                  5                       $100                        $18                       5.56
                  6                       $100                        $16                       6.25
                                          ----                        ---                       ----
                              Total                       Average                        Total
                           Invested       $600              Price   $15.17              Shares 41.81



In connection with its advertisements, a Fund may provide "shareholder's letters" which serve to provide shareholders or investors with an introduction into the Fund's, the Trust's or any of the Trust's service provider's policies or business practices

                                  4. MANAGEMENT

A.       TRUSTEES AND OFFICERS

The names of the Trustees and officers of the Trust, their positions with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk (*). The Board supervises the Funds' activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.



-------------------------------------------- ----------------------------------------------------------------------
NAME, POSITION WITH THE TRUST,               PRINCIPAL OCCUPATION(S) DURING
DATE OF BIRTH AND ADDRESS                    PAST 5 YEARS
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------

-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
John Y. Keffer*, Chairman and President      President, Forum Financial Group, LLC (a mutual fund services
Born:  July 15, 1942                         holding company)
Two Portland Square                          President, Forum Fund Services, LLC (Trust's underwriter)
Portland, Maine 04101                        Chairman and President, Core Trust (Delaware) (registered investment company)
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
Costas Azariadis, Trustee                    Professor of Economics, University of California-Los Angeles
Born:  February 15, 1943                     Trustee, Core Trust (Delaware)
Department of Economics
University of California
Los Angeles, CA 90024
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
James C. Cheng, Trustee                      President, Technology Marketing Associates
Born:  July 26, 1942                         (marketing company for small and medium size businesses in New
27 Temple Street                             England)
Belmont, MA 02718                            Trustee, Core Trust (Delaware)
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
J. Michael Parish, Trustee                   Partner, Thelen Reid & Priest LLP (law firm) since 1995
Born:  November 9, 1943                      Partner, Winthrop Stimson Putnam & Roberts (law firm) from 1989-1995
40 West 57th Street                          Trustee, Core Trust (Delaware)
New York, NY 10019
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
David I. Goldstein, Vice President           General Counsel, Forum Financial Group, LLC
Born:  August 3, 1961                        Secretary, Forum Fund Services, LLC (Trust's underwriter)
Two Portland Square
Portland, Maine 04101
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
Stacey Hong, Treasurer                       Director, Fund Accounting, Forum Financial Group, LLC
Born:  May 10, 1966                          Treasurer, Core Trust (Delaware)
Two Portland Square
Portland, Maine 04101
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
Dawn Taylor, Asst. Treasurer                 Manager/Senior  Tax  Specialist,  Tax  Department,   Forum  Financial
Born:  May 14, 1964                          Group, LLC since 1997
Two Portland Square                          Senior Tax Accountant, Pardy Bingham & Burrell during 1997
Portland, Maine 04101                        Senior Tax Specialist, Forum Financial Group, LLC from 1994 to 1997
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
Leslie K. Klenk, Secretary                   Assistant Counsel, Forum Financial Group, LLC since 1998
Born:  August 24, 1964                       Vice President/Associate General Counsel, Smith Barney Inc.
Two Portland Square                          (brokerage firm) from 1993 through 1998
Portland, Maine 04101
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
Pamela Stutch, Asst. Secretary               Fund Administrator, Forum Financial Group, LLC since 1998
Born:  June 29, 1967                         Law Student, Temple University from 1994-1997
Two Portland Square
Portland, Maine 04101
-------------------------------------------- ----------------------------------------------------------------------

B.       COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust (other than John Y. Keffer, who is an interested person of the Trust) is paid $1,000 for each Board meeting attended (whether in person or by electronic communication) and $1,000 for each audit committee meeting attended on a date when a Board meeting is not held. In addition to the $1,000 for each Board meeting attended, each Trustee is paid $100 per active portfolio of the Trust. To the extent a meeting relates to only certain portfolios of the Trust, Trustees are paid the $100 fee only with respect to those portfolios. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

Trustees who are interested persons receive no compensation for their services or reimbursement for their associated expenses. No officer of the Trust is compensated by the Trust.

The following table sets forth the compensation to paid to each Trustee by the Trust for the fiscal year ended May 31, 1999.



                                                                                              Total Compensation
                              Compensation from                                               From the Funds and
Trustee                             Funds               Benefits             Retirement       Fund Complex(1)
John Y. Keffer                       $0                    $0                    $0                        $0
Costas Azariadis                   $834.57                 $0                    $0                     $876.46
James C. Cheng                     $834.57                 $0                    $0                     $876.46
J. Michael Parish                  $834.57                 $0                    $0                     $876.46



(1) The figures in this column include Equity Index Fund's portion of Index Portfolio's fees to the Core Trust Trustees.

C.       INVESTMENT ADVISER

1.       SERVICES OF ADVISER

INVESTORS EQUITY FUND

H.M. Payson & Co. ("Payson") serves as investment adviser to Investors Equity Fund pursuant to an investment advisory agreement with the Trust. Under that agreement, the adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund.

Payson has entered into an investment subadvisory agreement with Peoples Heritage Bank ("Peoples") under which Peoples exercises certain investment discretion over the assets (or a portion of assets) of Investors Equity Fund. Subject to the general supervision of the Board, Peoples is responsible for, among other things, developing a continuing investment program for Investors Equity Fund in accordance with its investment objective and reviewing the investment strategies and policies of Investors Equity Fund.

EQUITY INDEX FUND

Norwest Investment Management, Inc. is the investment adviser to the Index Portfolio, in which Equity Index Fund invests, and is required to furnish at its expense all services, facilities and personnel necessary in connection with managing the investments of, and effecting portfolio transactions for that Portfolio.

2.       OWNERSHIP OF ADVISER

Payson is a corporation and is controlled by ____________________.

Peoples is a subsidiary of Peoples Heritage Financial Group, which is a multi-bank holding company.

NIM is a subsidiary of Norwest Bank Minnesota, N.A.

3.       FEES

The advisers' fees are calculated as a percentage of a Fund's average net assets. The fee is accrued daily by each Fund and is paid monthly based on average net assets for the previous month.

In addition to receiving its advisory fee from a Fund, the advisers may also act and be compensated as investment manager for its clients with respect to assets they invested in the Fund. If you have a separately managed account with the adviser with assets invested in the Fund, the adviser will credit an amount equal to all or a portion of the fees received by the adviser against any investment management fee received from the client.

Table 1 in Appendix B shows the dollar amount of the fees payable by each Fund to its adviser, the amount of fees waived by the advisers, and the actual fees received by the advisers. The data is for the past three fiscal years.

4.       OTHER PROVISIONS OF ADVISER'S AGREEMENT

Payson's agreement remains in effect for a period of two years from the date of its effectiveness and then the Agreement must be approved annually. Subsequently, the adviser's agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

Payson's agreement is terminable without penalty by the Trust regarding the Fund on 30 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the adviser on 90 days' written notice to the Trust. The Agreement terminates immediately upon assignment.

Under its agreement, Payson is not liable for any action or inaction of the adviser in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.

D.       DISTRIBUTOR

1.       DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of each Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. Prior to August 1, 1999, Forum Financial Services, Inc.
(FFSI) was the distributor of each Fund pursuant to similar terms and compensation.

FFS, FAdS, FAcS and the Transfer Agent are each controlled indirectly by Forum Financial Group, LLC, which is controlled by John Y. Keffer.

Under its agreement with the Trust, FFS acts as the agent of the Trust in connection with the offering of shares of the Funds. FFS continually distributes shares of the Funds on a best effort basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Funds.

FFS may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of the Funds. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Funds are sold with a sales charge. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares in this manner will be subject to the procedures of the institution through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of a Fund in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

Pursuant to the Distribution Agreement, FFS receives, and may reallow to certain financial institutions, the sales charge paid by the purchasers of the Funds' shares. Table 2 in Appendix B shows the aggregate sales charges paid to FFSI, the amount of sales charge reallowed by FFSI, and the amount of sales charge retained by FFSI. The data are for the past three years (or shorter depending on a Fund's commencement of operations).

2.       OTHER PROVISIONS OF DISTRIBUTOR'S AGREEMENT

FFS's distribution agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

FFS's agreement is terminable without penalty by the Trust with respect to a Funds on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under its agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under its agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Funds' Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FSS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FSS in connection with the preparation of the Registration Statement.

E.       OTHER FUND SERVICE PROVIDERS

1.       ADMINISTRATOR

As administrator, pursuant to an agreement with the Trust, FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from each Fund at an annual rate of 0.20% of the average daily net assets of each Fund. The fee is accrued daily by each Fund and is paid monthly based on average net assets for the previous month.

FAdS's administration agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. FAdS's agreement is terminable without penalty by the Trust or by FAdS with respect to a Fund on 60 days' written notice.

Under the agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAdS and certain related parties (such as FAdS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

Table 3 in Appendix B shows the dollar amount of the fees payable by each Fund to FAdS, the amount of the fee waived by FAdS, and the actual fees received by FAdS. The data is for the past three fiscal years.

2.       FUND ACCOUNTANT

As fund accountant, pursuant to an agreement with the Trust, FAcS provides fund accounting services to each Fund. These services include calculating the NAV per share of each Fund and preparing the Fund's financial statements and tax returns.

For its services, FAcS receives a fee from each Fund at an annual rate of $36,000 plus $2,200 for the preparation of tax returns and certain surcharges based upon the number and type of the Fund's portfolio transactions and positions. The fee is accrued daily by the Funds and is paid monthly based on the transactions and positions for the previous month.

FAcS's accounting agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. FAcS's agreement is terminable without penalty by the Trust or by FAcS with respect to a Fund on 60 days' written notice.

Under the agreement, FAcS is not liable for any action or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAcS and certain related parties (such as FAcS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.

Under the agreement, in calculating a Fund's NAV per share, FAcS is deemed not to have committed an error if the NAV per share it calculates is within 1/10 of 1% of the actual NAV per share (after recalculation). The agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal 1/2 of 1% or less than or equal to $10.00. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Funds.

Table 4 in Appendix B shows the dollar amount of the fees payable by the Funds to FAcS, the amount of the fee waived by FAcS, and the actual fees received by FAcS. The data are for the past three fiscal years.

3.       TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust, the Transfer Agent maintains an account for each shareholder of record of a Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, the Transfer Agent receives with respect to each Fund 0.25% of the average daily net assets of the Fund, an annual fee of $12,000 and $18 per shareholder account. The fee is accrued daily by each Fund and is paid monthly based on the average net assets for the previous month.

The Transfer Agent agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The Transfer Agent's agreement is terminable without penalty by the Trust or by the Transfer Agent with respect to the Fund on 60 days' written notice.

Under the agreement, the Transfer Agent is not liable for any act in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the agreement, the Transfer Agent and certain related parties (such as the Transfer Agent's officers and persons who control the Transfer Agent) are indemnified by the Trust against any and all claims and expenses related to the Transfer Agent's actions or omissions that are consistent with the Transfer Agent's contractual standard of care.

Table 5 in Appendix B shows the dollar amount of the fees payable by the Funds to FSS, the amount of the fee waived by FSS, and the actual fees received by FSS. The data are for the past three fiscal years.

4.       CUSTODIAN

As custodian, pursuant to an agreement with the Trust, Forum Trust, LLC safeguards and controls the Funds' cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of a Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.

For its services, the Custodian receives an annualized percentage of the average daily net assets of a Fund. Each Fund also pays an annual domestic custody fee as well as certain other transaction fees. These fees are accrued daily by the Funds and are paid monthly based on average net assets and transactions for the previous month.

5.       LEGAL COUNSEL

Seward & Kissel, LLP, 1200 G Street, N.W., Washington, D.C. 20005 passes upon legal matters in connection with the issuance of shares of the Trust.

6.       INDEPENDENT AUDITORS

Deloitte & Touche, 200 Berkeley Streey, Boston, Massachusetts 02116, independent auditors have been selected as auditors for the Funds. The auditors audit the annual financial statements of the Funds and provide the Funds with an audit opinion. The auditors also review certain regulatory filings of the Funds and the Funds' tax returns.

                            5. PORTFOLIO TRANSACTIONS


A.       HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the adviser will utilize the services of others.

The price of securities purchased from underwriters of the securities includes a disclosed fixed commission or concession paid by the issuer to the underwriter. The purchase price of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.       COMMISSIONS PAID

Table 6 in Appendix B shows the aggregate brokerage commissions with respect to the Funds. The data presented is for the past three fiscal years. The table also indicates the reason for any material change in the last two years in the amount of brokerage commissions paid by the Funds.

C.       ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the adviser. Neither Fund has any obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the adviser in its best judgment and in a manner deemed to be in the best interest of each Fund rather than by any formula.

The adviser seeks "best execution" for all portfolio transactions. This means that the adviser seeks the most favorable price and execution available. The adviser's primary consideration in executing transactions for a Fund is prompt execution of orders in an effective manner and at the most favorable price available.

1.       CHOOSING BROKER-DEALERS

The Funds may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the adviser's duties, the adviser may: (1) consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for a Fund; and (2) take into account payments made by brokers effecting transactions for a Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay).

2.       OBTAINING RESEARCH FROM BROKERS

The adviser may give consideration to research services furnished by brokers to the adviser for its use and may cause a Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the adviser's own internal research and investment strategy capabilities. This research may be used by the adviser in connection with services to clients other than the Funds, and not all research services may be used by the adviser in connection with the Funds. The adviser's fees are not reduced by reason of the adviser's receipt of research services.

The adviser has full brokerage discretion. It evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the adviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services obtained for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal databases.

Occasionally, the adviser may effect a transaction through a broker and pay a slightly higher commission than another may might charge. If this is done, it will be because of the adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the clients.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

3.       COUNTERPARTY RISK

The adviser monitors the creditworthiness of counterparties to its Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

4.       TRANSACTIONS THROUGH AFFILIATES

The adviser may effect transactions through affiliates of the adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

5.       OTHER ACCOUNTS OF THE ADVISER

Investment decisions for a Fund are made independently from those for any other account or investment company that is or may in the future become managed by the adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for a Fund and other client accounts managed by the adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

6.       PORTFOLIO TURNOVER

The frequency of portfolio transactions of a Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. Higher portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses.

D.       SECURITIES OF REGULAR BROKER-DEALERS

From time to time a Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year. Table 7 in Appendix B lists the regular broker and dealers of each fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Funds' holdings of those securities as of the Funds' most recent fiscal year.

                6. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

A.       GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at Two Portland Square, Portland, Maine 04101.

The Funds accept orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

B.       ADDITIONAL PURCHASE INFORMATION

Shares of each Fund are sold on a continuous basis by the distributor. Set forth below is an example of the method of computing the offering price of the Funds' shares. The example assumes a purchase of shares of beneficial interest aggregating less than $100,000 subject to the schedule of sales charges set forth in the Prospectus at a price based on the net asset value per share of the Funds on May 31, 1999.



                                                    INVESTORS EQUITY FUND                 EQUITY INDEX FUND
Net Asset Value Per Share                                   $12.96                             $14.01

--------------------------------------------- ----------------------------------- ----------------------------------
--------------------------------------------- ----------------------------------- ----------------------------------
Sales Charge, 4.00% of offering price                       $0.54                               $0.58
(4.17% of net asset value per share)
--------------------------------------------- ----------------------------------- ----------------------------------
--------------------------------------------- ----------------------------------- ----------------------------------
Offering to Public                                          $13.50                             $14.59


Each Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the adviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of a Fund as payment for Fund shares. A Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

1.       IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

2.       UGMAS/UTMAS

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

3.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures; you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Funds may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Funds are not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Funds through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

C.       ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased; or (2) to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus.

1.       SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

2.       REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of a Fund. If redemption proceeds are paid wholly or partly in portfolio securities, you may incur brokerage costs in converting the securities to cash. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

D.       NAV DETERMINATION

In determining a Fund's NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

E.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at a Fund's NAV per share (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at a Fund's NAV per share on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

F.       SALES CHARGES

1.       REDUCED SALES CHARGES

You may qualify for a reduced sales charge on purchases of a Fund under rights of accumulation or a letter of intent. If you qualify for rights of accumulation ("ROA"), the sales charge you pay is based on the total of your current purchase and the net asset value (at the end of the previous fund business day) of shares that you already hold. To qualify for ROA on a purchase, you must inform the transfer agent and supply sufficient information to verify that each purchase qualifies for the privilege or discount. You may also enter into a written Letter of Intent ("LOI"), which expresses your intent to invest $100,000 or more in a Fund within a period of 13 months. Each purchase under a LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. If you do not purchase the minimum investment referenced in the LOI, you must pay the Fund an amount equal to the difference between the dollar value of the sales charges paid under the LOI and the dollar value of the sales charges due on the aggregate purchases of the Fund as if such purchases were executed in a single transaction.

2.       ELIMINATION OF SALES CHARGES

No sales charge is assessed on the reinvestment of a Fund's distributions. No sales charge is assessed on purchases made for investment purposes or on redemptions by:

o Any bank, trust company, savings association or similar institution with whom the distributor has entered into a share purchase agreement acting on behalf of the institution's fiduciary customer accounts or any account maintained by its trust department (including a pension, profit sharing or other employee benefit trust created pursuant to a qualified retirement plan)
o Any registered investment adviser with whom the distributor has entered into a share purchase agreement and which is acting on behalf of its fiduciary customer accounts
o Any broker-dealer with whom the distributor has entered into a Fee-Based Wrap Account Agreement or similar agreement and which is acting on behalf of its fee-based program clients
o Trustees and officers of the Trust; directors, officers and full-time employees of the Advisor, the distributor, any of their affiliates or any organization with which the distributor has entered into a Selected Dealer or similar agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative
o Any person who has, within the preceding 90 days, redeemed Fund shares (but only on purchases in amounts not exceeding the redeemed amounts) and completes a reinstatement form upon investment
o Persons who exchange into a Fund from a mutual fund other than a fund of the Trust that participates in the Trust's exchange program
o Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended.

Each Fund requires appropriate documentation of an investor's eligibility to purchase or redeem Fund shares without a sales charge. Any shares so purchased may not be resold except to that Fund.

                                   7. TAXATION

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). The information presented here is only a summary of certain key federal income tax considerations affecting each Fund and its shareholders and is in addition to the information provided in the prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax advisor as to the federal, state, local and foreign tax provisions applicable to them.

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

The tax year-end of each Fund is May 31 (the same as the Fund's fiscal year end).

1.       MEANING OF QUALIFICATION

As a regulated investment company, a Fund will not be subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of long-term capital gains over long-term capital losses) that it distributes to shareholders. In order to qualify as a regulated investment company a Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income (that is, net investment income and capital gain net income) for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing.

o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.       FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of a Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.       FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its net investment income for each tax year. These distributions are taxable to you as ordinary income. These distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

Each Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Funds may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions do not qualify for the dividend-received deduction.

Each Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Funds' financial statements. Any such losses may not be carried back.

Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive a distribution in the form of additional shares, it will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares whose net asset value at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of a Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

If you purchase shares of a Fund just prior to a distribution, you will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of the purchase reflected the amount of the distribution.

If you hold shares for six months or less and redeem shares at a loss after receiving a capital gain distribution, the loss will be treated as a long-term capital loss to the extent of the distribution.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to you on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year even if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) the year.

C.       CERTAIN TAX RULES APPLICABLE TO THE FUNDS' TRANSACTIONS

For federal income tax purposes, when put and call options purchased by a Fund expire unexercised, the premiums paid by a Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When a Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When a Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by a Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by a Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by a Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. Each Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract, or other position entered into or held by a Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of a Fund's gains or losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund that may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund if all of the offsetting positions consist of Section 1256 contracts.

D.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year.

For purposes of calculating the excise tax, each Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year (or November 30 or December 31 if it has made the election described above) in determining the amount of ordinary taxable income for the current calendar year. Each Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E.       SALE OR REDEMPTION OF SHARES

In general, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). In general, any gain or loss arising from the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of capital gain distributions received on such shares. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

F.       BACKUP WITHHOLDING

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide correct tax payer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

G.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with an U.S. trade or business carried on by the foreign shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of a Fund, capital gain distributions from a Fund, and amounts retained by a Fund that are designated as undistributed capital gain.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of a Fund, capital gain distributions from a Fund and amounts retained by a Fund that are designated as undistributed capital gain.

In the case of a noncorporate foreign shareholder, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from a Fund can differ from the rules from the U.S. federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in a Fund.

H.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from a Fund can differ from the U.S. federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in a Fund.

                                8. OTHER MATTERS

A.       THE TRUST AND ITS SHAREHOLDERS

1.       GENERAL INFORMATION

Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

Austin Global Equity Fund                         Investors Equity Fund
BIA Growth Equity Fund                            Investors Growth Fund
BIA Small-Cap Growth Fund                         Investors High Grade Bond Fund
Daily Assets Cash Fund(1)                         Maine Municipal Bond Fund
Daily Assets Government Fund(1)                   New Hampshire Bond Fund
Daily Assets Government Obligations Fund(1)       Payson Balanced Fund
Daily Asset Municipal Fund(1)                     Payson Value Fund
Daily Assets Treasury Obligations Fund(1)         Polaris Global Value Fund
Equity Index Fund                                 TaxSaver Bond Fund
Investors Bond Fund

(1) The Trust offers shares of beneficial interest in an institutional, institutional service, and investor share class of these series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and each Fund will continue indefinitely until terminated.

2.       SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and its expenses will affect each class' performance. For more information on any other class of shares of a Fund, you may contact the Transfer Agent.

3.       SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and
(2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those such classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

A shareholder or shareholders representing 33 1/3% or more of the outstanding shares entitled to vote may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4.       CERTAIN REORGANIZATION TRANSACTIONS

The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or a Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

B.       FUND OWNERSHIP

As of September 1, 1999, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding Shares of the Fund.

Also as of that date, certain shareholders of record owned 5% or more of a Fund. These shareholders and any shareholder known by the Funds to own beneficially 5% or more of a Fund are listed in Table 8 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of September 1, 1999, the following persons beneficially owned 25% or more of the shares of a Fund (or of the Trust) and may be deemed to control the Fund (or the Trust). For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.

CONTROLLING PERSON INFORMATION

SHAREHOLDER                                    PERCENTAGE OF
                                               SHARES OWNED


                                                     %



C.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a Fund is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.       REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C., or on the SEC's website at http://www.sec.gov.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

E.       FINANCIAL STATEMENTS

The financial statements of Investors Equity Fund and Equity Index Fund for the year ended May 31, 1999 are incorporated herein by reference to the Funds' Annual Report, dated May 31, 1999, which was filed electronically with the SEC on ______________, 1999 (Accession Number: _______). These financial statements only include the schedules of investments, statement of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and independent auditors' reports.

                 APPENDIX A - DESCRIPTION OF SECURITIES RATINGS


A.       CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

1.       Moody's Investors Service

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds, which are rated Ba, are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note

         Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.       Standard and Poor's Corporation

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA       An obligation rated AA differs from the highest-rated  obligations only
         in  small  degree.   The  obligor's  capacity  to  meet  its  financial
         commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
         Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

3.       Duff & Phelps Credit Rating Co.

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+
AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+
A, A- Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

BBB+
BBB
BBB- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+
BB
BB- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within this category.

B+
B, B- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP       Preferred stock with dividend arrearages.

4.       Fitch IBCA, Inc.

         Investment Grade

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         Speculative Grade

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD
DD, D
         Default.   Securities  are  not  meeting  current  obligations  and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

B.       PREFERRED STOCK

1.       Moody's Investors Service

aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa An issue which is rated "aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

 Note Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.       Standard & Poor's

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Note Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C.       SHORT TERM RATINGS

1.       Moody's Investors Service

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     o    Leading market positions in well-established industries.

     o    High rates of return on funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not
Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

2.       Standard and Poor's

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

3.       Fitch IBCA, Inc.

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse change sin business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

                        APPENDIX B - MISCELLANEOUS TABLES



TABLE 1 - INVESTMENT ADVISORY FEES

The following Table shows the dollar amount of fees payable to the adviser with respect to each Fund, the amount of fee that was waived by the adviser, if any, and the actual fee received by the adviser.



                                               ADVISORY FEE PAYABLE         ADVISORY FEE        ADVISORY FEE RETAINED
INVESTORS EQUITY FUND                                                          WAIVED

     Year Ended May 31, 1999                         $201,585                 $106,979                 $94,606
     Period Ended May 31, 1998                       $44,695                  $30,943                  $13,752

                                               ADVISORY FEE PAYABLE         ADVISORY FEE        ADVISORY FEE RETAINED
EQUITY INDEX FUND                                                              WAIVED

     Year Ended May 31, 1999                         $11,645                     $0                    $11,645
     Period Ended May 31, 1998                        $2,990                     $0                    $2,990

TABLE 2 - SALES CHARGES

                             AGGREGATE SALES CHARGE
INVESTORS EQUITY FUND                                                    AMOUNT RETAINED         AMOUNT REALLOWED

     Year Ended May 31, 1999
     Period Ended May 31, 1998

                             AGGREGATE SALES CHARGE
EQUITY INDEX FUND                                                        AMOUNT RETAINED         AMOUNT REALLOWED

     Year Ended May 31, 1999
     Period Ended May 31, 1998

TABLE 3 - ADMINISTRATION FEES

The following Table shows the dollar amount of fees payable to FAdS with respect to each Fund, the amount of fee that was waived by FAdS, if any, and the actual fee received by FAdS.

                                               ADMINISTRATION FEE    ADMINISTRATION FEE WAIVED   ADMINISTRATION FEE
INVESTORS EQUITY FUND                               PAYABLE                                           RETAINED

     Year Ended May 31, 1999                        $62,026                     $0                     $62,026
     Period Ended May 31, 1998                      $13,752                   $13,752                    $0

                                               ADMINISTRATION FEE    ADMINISTRATION FEE WAIVED   ADMINISTRATION FEE
EQUITY INDEX FUND                                   PAYABLE                                           RETAINED

     Year Ended May 31, 1999                         $3,882                   $3,860                     $22
     Period Ended May 31, 1998                       $5,154                   $5,147                     $7


                                       B-1

TABLE 4 - ACCOUNTING FEES

The following Table shows the dollar amount of fees paid to FAcS with respect to each Fund.

INVESTORS EQUITY FUND                                ACCOUNTING FEE

     Year Ended May 31, 1999                            $36,000
     Period Ended May 31, 1998                          $18,452

EQUITY INDEX FUND                                    ACCOUNTING FEE

     Year Ended May 31, 1999                              $760
     Period Ended May 31, 1998                           $7,506

TABLE 5 - TRANSFER AGENCY FEES

The following Table shows the dollar amount of fees payable to FSS with respect to each Fund, the amount of fee that was waived by FSS, if any, and the actual fee received by FSS.

                                              TRANSFER AGENCY FEE       TRANSFER AGENCY FEE      TRANSFER AGENCY FEE
INVESTORS EQUITY FUND                               PAYABLE                   WAIVED                  RETAINED

     Year Ended May 31, 1999                        $12,347                     $0                     $12,347
     Period Ended May 31, 1998                      $22,715                   $17,123                  $5,592

                                              TRANSFER AGENCY FEE       TRANSFER AGENCY FEE      TRANSFER AGENCY FEE
EQUITY INDEX FUND                                   PAYABLE                   WAIVED                  RETAINED

     Year Ended May 31, 1999                           $0                       $0                       $0
     Period Ended May 31, 1998                      $10,295                   $4,998                   $5,297


Table 6 - Commissions

The following table shows the aggregate brokerage commissions with respect to a Fund that incurred brokerage costs. The data are for the past three fiscal years or shorter period if a Fund has been in operation for a shorter period.

INVESTORS EQUITY FUND                             AGGREGATE COMMISSION PAID

     Year Ended May 31, 1999                                  $
     Period Ended May 31, 1998                                $

EQUITY INDEX FUND                                 AGGREGATE COMMISSION PAID

     YEAR ENDED MAY 31, 1999                                  $
     Period Ended May 31, 1998                                $

TABLE 7 - SECURITIES OF REGULAR BROKERS OR DEALERS

The following table lists the regular brokers and dealers of each fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Funds' holdings of those securities as of the Funds' most recent fiscal year.

                                         INVESTORS      EQUITY INDEX
REGULAR BROKER OR DEALER                EQUITY FUND         FUND

                                             $0              $0
                                             $0              $0
                                             $0              $0
                                             $0              $0
                                             $0              $0
                                             $0              $0
                                             $0              $0
                                             $0              $0
                                             $0              $0
                                             $0              $0

TABLE 8 - 5% SHAREHOLDERS

The following table lists: (1) the persons who owned of record 5% or more of the outstanding shares of a class of shares of a Fund; and (2) any person known by a Fund to own beneficially 5% or more of a class of shares of the Fund, as of September 1, 1999.

NAME AND ADDRESS                                        % OF FUND

                          APPENDIX C - PERFORMANCE DATA


TABLE 1 - TOTAL RETURNS (WITHOUT SALES CHARGE)

The average annual total return of each Fund for the period ended May 31, 1999, was as follows.


                                                     CALENDAR
                                ONE       THREE       YEAR TO    ONE YEAR   THREE     FIVE      TEN          SINCE
INVESTORS EQUITY FUND           MONTH     MONTHS       DATE                 YEARS     YEARS    YEARS     INCEPTION

                                (2.34)%     1.09%       2.94%       24.21%     N/A       N/A       N/A       27.30%

                                                     CALENDAR
                                ONE       THREE       YEAR TO    ONE YEAR   THREE     FIVE      TEN          SINCE
EQUITY INDEX FUND                MONTH     MONTHS      DATE                 YEARS     YEARS     YEARS     INCEPTION

                                (2.37)%     5.42%       6.14%       20.98%     N/A       N/A       N/A       27.36%

TABLE 2 - TOTAL RETURNS (WITH SALES CHARGE)

The average annual total return of each Fund for the period ended May 31, 1999, was as follows.


                                ONE YEAR      SINCE
INVESTORS EQUITY FUND                       INCEPTION

                                  19.24%     23.77%


                                ONE YEAR      SINCE
EQUITY INDEX FUND                           INCEPTION

                                  16.14%     23.79%

                  APPENDIX D - ADDITIONAL ADVERTISING MATERIALS

                             TEXT OF FORUM BROCHURE

In connection with its advertisements, a Fund may provide a description of the Fund's investment adviser and its affiliates, which are service providers to the Fund. Text, which is currently in use, is set forth below.

"FORUM FINANCIAL GROUP OF COMPANIES

Forum Financial Group of Companies represents more than a decade of diversified experience with every aspect of mutual funds. The Forum Family of Funds has benefited from the informed, sharply focused perspective on mutual funds that experience makes possible.

The Forum Family of Funds has been created and managed by affiliated companies of Portland-based Forum Financial Group, among the nation's largest mutual fund administrators providing clients with a full line of services for every type of mutual fund.

The Forum Family of Funds is designed to give investment representatives and investors a broad choice of carefully structured and diversified portfolios, portfolios that can satisfy a wide variety of immediate as well as long-term investment goals.

Forum Financial Group has developed its "brand name" family of mutual funds and has made them available to the investment public and to institutions on both the national and regional levels.

For more than a decade Forum has had direct experience with mutual funds from a different perspective, a perspective made possible by Forum's position as a leading designer and full-service administrator and manager of mutual funds of all types.

Today Forum Financial Group administers and provides services for over [ ] mutual funds for [ ] different fund managers, with more than [$ ] billion in client assets. Forum has its headquarters in Portland, Maine, and has offices in Seattle, Bermuda, and Warsaw, Poland. In a joint venture with Bank Handlowy, the largest and oldest commercial bank in Poland, Forum operates the only independent transfer agent and mutual fund accounting business in Poland. Forum directs an offshore and hedge fund administration business through its Bermuda office. It employs more than [ ] professionals worldwide.

From the beginning, Forum developed a plan of action that was effective with both start- up funds, and funds that needed restructuring and improved services in order to live up to their potential. The success of its innovative approach is evident in Forum's growth rate over the years, a growth rate that has consistently outstripped that of the mutual fund industry as a whole, as well as that of the fund service outsource industry.

Forum has worked with both domestic and international mutual fund sponsors, designing unique mutual fund structures, positioning new funds within the sponsors' own corporate planning and targeted markets.

Forum's staff of experienced lawyers, many of whom have been associated with the Securities and Exchange Commission, have been available to work with fund sponsors to customize fund components and to evaluate the potential of various fund structures.

Forum has introduced fund sponsors to its unique proprietary Core and Gateway(R) partnership, helping them to take advantage of this full-service master/feeder structure.

Fund sponsors understand that even the most efficiently and creatively designed fund can disappoint shareholders if it is inadequately serviced. That is the reason why fund sponsors have relied on Forum to meet all of a fund's complex compliance, regulatory, and filing needs.

Forum's full service commitment includes providing state-of- the-art accounting support (Forum has [ ] CPAs on staff, as well as senior accountants who have been associated with Big 6 accounting firms). Forum's proprietary accounting system is continually upgraded and can provide custom-built modules to satisfy a fund's specific requirements. This service is joined with transfer agency and shareholder service groups that draw their strength both from the high caliber of the people staffing each unit and from Forum's advanced technology support system.

More than a decade of experience with mutual funds has given Forum practical hands-on experience and knowledge of how mutual funds function "from the inside out."

Forum has put that experience to work by creating the Forum Family of Funds, a family where each member is designed and positioned for your best investment advantage, and where each fund is serviced with the utmost attention to the delivery of timely, accurate, and comprehensive shareholder information.

INVESTMENT ADVISERS

Forum Investment Advisors, LLC offers the services of portfolio managers with the highest qualifications--because without such direction, a comprehensive and goal-oriented investment program and ongoing investment strategy are not possible.

Serving as portfolio managers for the Forum Family of Funds are individuals with decades of experience with some of the country's major financial institutions.

[Individual funds in the Forum Family of Funds invest in portfolios that have as their investment adviser nationally recognized institutions, including Schroder Capital Management International, Inc., a major figure in worldwide mutual funds that, with its affiliates, managed over [$ ] billion as of September 30, 1997.]

Forum Funds are also managed by the portfolio managers of H.M. Payson & Co., founded in Portland, Maine in 1854 and one of the oldest investment firms in the country. Payson has approximately [$ ]billion in assets under management, with clients that include pension plans, endowment funds, and institutional and individual accounts.

FORUM INVESTMENT ADVISORS, LLC

Forum Investment Advisors, LLC is the largest Maine based investment adviser with approximately [$ ] billion in assets under management. The portfolio managers have decades of combined experience in a cross section of the country's financial markets. The managers have specific, day-to-day experience in the asset class portfolios they manage, bringing critical focus to meeting each fund's explicit investment objectives. The portfolio managers have been involved in investing the assets of large insurance companies, banks, pension plans, individuals, and of course mutual funds. Forum Investment Advisors, LLC has a staff of analysts and investment administrators to meet the demands of serving shareholders in our funds.

FORUM FAMILY OF FUNDS

It has been said that mutual fund investment offerings--of which there are nearly 10,000, with assets spread across stock, bond, and money market funds worth more than $4 trillion--come in a rainbow of varieties. A better description would be a "spectrum" of varieties, the spectrum graded from green through amber and on to red. In simpler terms, from low risk investments, through moderate to high risk. The lower the risk, the lower the possible rewards -- the higher the risk, the higher the potential reward.

The Forum Family of Funds provides conservative investment opportunities that reduce the risk of loss of capital, using underlying money market investments U.S. Government securities (although the shares of the Forum Funds are neither insured nor guaranteed by the U.S. Government or its agencies), thus cushioning the investment against market volatility. These funds offer regular income, ready access to your money, and flexibility to buy or sell at any time.

In the less conservative but still not aggressive category are funds in the Forum Family that seek to provide steady income and, in certain cases, tax-free earnings. Such investments provide important diversification to an investment portfolio.

Growth funds in the Forum Family more aggressively pursue a high return at the risk of market volatility. These funds include domestic and international stock mutual funds."

PEOPLES HERITAGE NEWS RELEASE

Peoples Heritage Financial Group, Inc. (NASDAQ:PHBK) announced today that it has formed an alliance with a major mutual fund provider and an investment advisory firm to expand its mutual fund offerings. The alliance with Forum Financial Group and H.M. Payson & Company will result in [ ] funds, including the unique Maine Municipal Bond Fund and New Hampshire Bond Fund, being offered through the branches of Peoples' affiliate banks in Maine, New Hampshire and northern Massachusetts and the Company's trust and investment subsidiaries

'There is no secret to where financial services are moving, under one roof," said William J. Ryan, Chairman, President and Chief Executive Officer of Peoples Heritage. "One only has to watch the virtually daily announcements of consolidations in the financial sector to understand that customers are demanding and receiving 'one-stop' financial services.

"We think we are adding the additional competitive advantage of funds that are managed and administered close to home."

Eighteen Forum funds will be offered including two Payson funds. The tax-free Maine and New Hampshire state bond funds are the only two such funds available and usually invest 80% of total assets in municipal securities. Other funds being provided by the alliance include money market, fixed income and equity funds.

Forum Financial, based in Portland, Maine since 1987, administers [ ] funds with more than [$ ] billion in assets. Forum manages mutual funds for independent investment advisors such as Payson and for banks. Forum Investment Advisors, LLC an affiliate, is the largest Maine-based investment advisor with approximately [$ ] billion in fund assets under management.

"We are providing a great product set to the customers served by Peoples' nearly 200 branches in northern New England," said John Y. Keffer, Forum Financial president, "The key today is to link a wide variety of investment options with convergent, easy access for customers. I believe this alliance does just that."

H.M. Payson & Co., founded in 1854, is one of the nation's oldest investment firms with nearly [$ ] billion in assets under management and [$ ] million in non-managed custodial accounts. The Payson Value Fund and Payson Balanced Fund are among the 18 offerings.

"I believe we have all the ingredients of a tremendous alliance," said John Walker, Payson president and managing director. "We have the region's premier community banking company, a community-based investment advisor, and a local mutual fund company that operates nationally and specializes in working with banks. We are poised to provide solid investment performance and service."

Peoples Heritage Financial Group is a $10 billion multi-state bank and financial services holding company headquartered in Portland, Maine. Its Maine banking affiliate, Peoples Heritage Bank, has the state's leading deposit market share. Its New Hampshire banking affiliate, Bank of New Hampshire, has the state's leading deposit market share. Family Bank, the Company's Massachusetts banking subsidiary, has the state's tenth largest deposit market share and the leading market share in many of the northern Massachusetts communities it serves. Peoples affiliate banks also operate subsidiaries in leasing, trust and investment services and insurance.

FORUM FINANCIAL GROUP:

Headquarters:  Two Portland Square, Portland, Maine 04101
President:  John Y. Keffer
Offices:  Portland, Seattle, Warsaw and Bermuda
*Established in 1986 to administer mutual funds for independent investment advisors and banks *Among the nation's largest third-party fund administrators *Uses proprietary in-house systems and custom programming capabilities

     *Administration and Distribution Services: Regulatory, compliance, expense accounting, budgeting for all funds

     *Fund  Accounting  Services:  Portfolio  valuation,   accounting,  dividend
     declaration, and tax advice

     *Shareholder Services: Preparation of statements, distribution support, inquiries and processing of trades

*Client Assets under Administration and Distribution:  [$  ] billion
*Client Assets Processed by Fund Accounting:  [$  ] billion
*Client Funds under Administration and Distribution: [ ]mutual funds with [ ] share classes
*International Ventures:
         Joint venture with Bank Handlowy in Warsaw, Poland, using Forum's proprietary transfer agency and distribution systems Off-shore investment fund administration, using Bermuda as Forum's center of operations
*Forum Employees:  United States -[  ], Poland - [  ], Bermuda - [  ]

FORUM CONTACTS:
Mark Kaplan, Managing Director and Portfolio Manager, Forum Investment Advisors,
 LLC,
(207) 879-1900 X 6123
Tony Santaniello, Director of Marketing, (207) 879-1900 X 6175

H.M. Payson & Co.:

Headquarters:  One Portland Square, Portland, Maine
President and Managing Director: John Walker
Quality investment services and conservative wealth management since 1854 *Assets under Management: [$ ] Billion
*Non-managed Custody Assets: [$ ] Million
*Client Base: [  %] individuals; [  %] institutional
*Owned by [  ] shareholders; [  ] managing directors
*Payson Balanced Fund and Payson Value Fund (administrative and shareholder services provided by Forum Financial Group)
*Employees: [  ]
H.M. Payson & Co. Contact:
Joel Harris, Marketing Coordinator, (207) 772-3761

                      STATEMENT OF ADDITIONAL INFORMATION

                                 OCTOBER 1, 1999



                            POLARIS GLOBAL VALUE FUND


FUND INFORMATION:

         Polaris Global Value Fund
         Two Portland Square
         Portland, Maine 04101
         (888) 263-5594

INVESTMENT ADVISER:

         Polaris Capital Management, Inc.
         125 Summer Street
         Boston, Massachusetts 02110

ACCOUNT INFORMATION AND SHAREHOLDER SERVICES:

         Forum Shareholder Services, LLC
         P.O. Box 446
         Portland, Maine 04112
         (888) 263-5594
         (207) 879-0001

This Statement of Additional Information (the "SAI") supplements the Prospectus dated October 1, 1999, as may be amended from time to time, offering shares of Polaris Global Value Fund (the "Fund"), a series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

                                TABLE OF CONTENTS


         Glossary                                                             1
1.       Investment Policies and Risks                                        2
         A.       Equity Securities                                           2
         B.       Securities Ratings Information                              3
         C.       Foreign Securities Forward Contracts                        4
         D.       Options and Futures                                         4
         E.       Leverage Transactions                                       7
         F.       Illiquid and Restricted Securities                          8
         G.       Foreign Securities                                          8
         H.       Temporary Defensive Position                                9
         I.       Core and Gateway(R)                                         9
         J.       Other Investments                                           9
2.       Investment Limitations                                               10
         A.       Fundamental Limitations                                     10
         B.       Nonfundamental Limitations                                  11
3.       Performance Data and Advertising                                     12
         A.       Performance Data                                            12
         B.       Performance Calculations                                    13
         C.       Other Matters                                               14
4.       Management                                                           16
         A.       Trustees and Officers                                       16
         B.       Compensation of Trustees and Officers                       17
         C.       Investment Adviser                                          17
         D.       Distributor                                                 18
         E.       Other Fund Service Providers                                19
5.       Portfolio Transactions                                               21
         A.       How Securities are Purchased and Sold                       21
         B.       Commissions Paid                                            22
         C.       Adviser Responsibility for Purchases and Sales              22
         D.       Securities of Regular Broker-Dealers                        23
6.       Additional Purchase and Redemption Information                       24
         A.       General Information                                         24
         B.       Additional Purchase Information                             24
         C.       Additional Redemption Information                           25
         D.       NAV Determination                                           25
         E.       Distributions                                               26
7.       Taxation                                                             26
         A.       Qualification as a Regulated Investment Company             26
         B.       Fund Distributions                                          27
         C.       Certain Tax Rules Applicable to the Funds Transactions      28
         D.       Federal Excise Tax                                          28
         E.       Sale or Redemption of Shares                                29
         F.       Backup Withholding                                          29
         G.       Foreign Shareholders                                        29
         H.       State and Local Taxes                                       30
8.       Other Matters                                                        30
         A.       The Trust and its Shareholders                              30
         B.       Fund Ownership                                              31
         C.       Limitations on Shareholders' and Trustees' Liability        32
         D.       Registration Statement                                      32
Appendix A - Description of Securities Ratings                               A-1

Appendix B - Miscellaneous Tables                                            B-1

Appendix C - Performance Data                                                C-1

                                    GLOSSARY

As used in this SAI, the following terms have the meanings listed.

          "Adviser" means Polaris Capital Management, Inc.

          "Board" means the Board of Trustees of the Trust.

          "Code" means the Internal Revenue Code of 1986, as amended.

          "Custodian" means the custodian of the Fund's assets.

          "FAdS" means Forum Administrative Services, LLC, the administrator of the Fund.

          "Fitch" means Fitch IBCA, Inc.

          "FAcS" means Forum Accounting Services, LLC, the fund accountant of the Fund.

          "FFS" means Forum Fund Services, LLC, the distributor of the Fund's shares.

          "Fund" means Polaris Global Value Fund.

          "IRS" means Internal Revenue Service.

          "Moody's" means Moody's Investors Service.

          "NRSRO" means a nationally recognized statistical rating organization.

          "NAV" means net asset value per share.

          "SEC" means the U.S. Securities and Exchange Commission.

          "S&P"  means  Standard  &  Poor's,  A  Division  of  the  McGraw  Hill
          Companies.

          "Transfer Agent" means Forum Shareholder Services, LLC, the transfer agent of the Fund.

          "Trust" means Forum Funds.

          "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          "1933 Act" means the Securities Act of 1933, as amended.

          "1940 Act" means the Investment Company Act of 1940, as amended.

                        1. INVESTMENT POLICIES AND RISKS

The Fund is a diversified series of the Trust. The following discussion supplements the disclosure in the Prospectus about the Fund's investment techniques, strategies and risks.

A.       EQUITY SECURITIES

1.       COMMON AND PREFERRED STOCK

GENERAL. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

RISKS. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

2.       CONVERTIBLE SECURITIES

General. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a company's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

RISKS. Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

3.       WARRANTS

GENERAL. Warrants are securities, typically issued with preferred stock or bonds that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

RISKS. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise.
If the warrant is not exercised within the specified time period, it becomes worthless.

4.       DEPOSITARY RECEIPTS

GENERAL. The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by an U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. The Fund invests in depositary receipts in order to obtain exposure to foreign securities markets.

RISKS. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depository receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

B.       SECURITY RATINGS INFORMATION

The Fund's investments in preferred and fixed income securities, are subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Fund invests its assets in debt securities that are considered investment grade. Investment grade means rated in the top four long-term rating categories or top two short-term rating categories by an NRSRO, or unrated and determined by the Adviser to be of comparable quality.

The lowest long-term ratings that are investment grade for convertible bonds are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; and for short-term debt, including commercial paper, are "Prime-2" (P-2) in the case of Moody's, "A-2" in the case of S&P and "F-2" in the case of Fitch.

Unrated securities may not be as actively traded as rated securities. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

C.       FOREIGN SECURITIES FORWARD CONTRACTS

1.       GENERAL

The Fund may conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract. A forward foreign currency contract ("forward contract") involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered to be "derivatives" -- financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund enters into forward contracts in order to "lock in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, the Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. The Fund does not intend to enter into forward contracts on a regular or continuing basis. The Fund will not have more than 25% of its total assets committed to forward contracts, or maintain a net exposure to forward contracts that would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's investment securities or other assets denominated in that currency.

If the Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract, in which case it will realize a gain or a loss.

2.       RISKS

Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies.

D.       OPTIONS AND FUTURES

1.       GENERAL

The Fund may purchase or sell (write) put and call options to: (1) enhance the Fund's performance; or (2) to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase.

The Fund may purchase or write options on securities in which it may invest or on market indices based in whole or in part on such securities. Options purchased or written by the Fund must be traded on an exchange or over-the-counter.

The Fund may invest in futures contracts on market indices based in whole or in part on securities in which the Fund may invest. The Fund may also purchase or write put and call options on these futures contracts.

Options and futures contracts are considered to be derivatives. Use of these instruments is subject to regulation by the SEC, the options and futures exchanges on which futures and options are traded or by the CFTC. No assurance can be given that any hedging or income strategy will achieve its intended result.

Currently, the Fund has no intention of investing in options or futures for purposes other than hedging. If the Fund will be financially exposed to another party due to its investments in options or futures, the Fund will maintain either: (1) an offsetting ("covered") position in the underlying security or an offsetting option or futures contract; or (2) cash, receivables and liquid debt securities with a value sufficient at all times to cover its potential obligations. The Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require, will set aside cash, liquid securities and other permissible assets ("Segregated Assets") in a segregated account with the Custodian in the prescribed amount. Segregated Assets cannot be sold or closed out while the hedging strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

2.       OPTIONS AND FUTURES STRATEGIES

OPTIONS ON SECURITIES. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, and interest rates.

OPTIONS ON STOCK INDICES. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional options on securities except that stock index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

OPTIONS ON FOREIGN CURRENCY. Options on foreign currency operate in the same way as more traditional options on securities except that currency options are settled exclusively in the currency subject to the option. The value of a currency option is dependent upon the value of the currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security.

Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting in transactions of less than $1 million) for the underlying currencies at prices that are less favorable than round lots. To the extent that the U.S. options markets are closed while the market for the underlying currencies are open, significant price and rate movements may take place in the underlying markets that can not be reflected in the options markets.

OPTIONS ON FUTURES. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell a security or currency, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

FUTURES CONTRACTS AND INDEX FUTURES CONTRACTS. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash, an underlying debt security or a currency, as called for in the contract, at a specified date and at an agreed upon price. A bond or stock index futures contract involves the delivery of an amount of cash equal to a specified dollar amount times the difference between the bond or stock index value at the close of trading of the contract and the price designated by the futures contract. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

3.       RISKS

There are certain investment risks associated with options and futures transactions. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund's ability to limit exposures by closing its positions. The potential loss to the Fund from investing in certain types of futures transactions is unlimited.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices on related options during a single trading day. The Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. The Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. The Fund's activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund's yield.

E.   LEVERAGE TRANSACTIONS

1.       GENERAL

The Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to the Fund through an investment technique is used to make additional Fund investments. Borrowing for other than temporary or emergency purposes, lending portfolio securities, entering into reverse repurchase agreements, and purchasing securities on a when-issued, delayed delivery or forward commitment basis. The Fund uses these investment techniques only when the Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide investors a potentially higher return.

BORROWING. The Fund may borrow money from a bank in amounts up to 33 1/3% of the Fund's total assets. The Fund will generally borrow money to increase its returns. Typically, if a security purchased with borrowed funds increases in value, the fund may sell the security, repay the loan, and secure a profit.

SECURITIES LENDING. The Fund may lend portfolio securities or participate in repurchase agreements in an amount up to 33 1/3% of its total assets to brokers, dealers and other financial institutions. Repurchase agreements are transactions in which the Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. If the Fund enters into a repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral. Securities loans and repurchase agreements must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund's loaned securities, plus accrued interest or, in the case of repurchase agreements, equal to the repurchase price of the securities, plus accrued interest. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of the Fund's loans permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value. No when-issued or forward commitments will be made by the fund if, as a result, more than 10% of the Fund's total assets would be committed to such transactions.

2.   RISKS

Leverage creates the risk of magnified capital losses. Losses incurred by the Fund may be magnified by borrowings and other liabilities that exceed the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the net asset value of the Fund's securities and the relatively greater effect on the net asset value of the securities caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

SEGREGATED ACCOUNTS. In order to attempt to reduce the risks involved in various transactions involving leverage, the Fund's custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions.

F.       ILLIQUID AND RESTRICTED SECURITIES

1.       GENERAL

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

2.       RISKS

Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

3.       DETERMINATION OF LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

G.       FOREIGN SECURITIES

The Fund may invest in foreign securities. Although the Adviser currently intends to invest the Fund's assets in issuers located in at least 5 countries, there is no limit on the amount of the Fund's assets that may be invested in issuers located in any one country or region. To the extent that the Fund has concentrated its investments in issuers located in any one country or region, the Fund is more susceptible to factors adversely affecting the economy of that country or region than if the Fund was invested in a more geographically diverse portfolio. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (4) and changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of the Fund's assets.

Dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Commission rates payable on foreign transactions are generally higher than in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United States, and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

H.       TEMPORARY DEFENSIVE POSITION

The Fund may hold cash or cash equivalents such as high quality money market instruments, pending investment and to retail flexibility in meeting redemptions and paying expenses. The Fund may also assume a temporary defensive position and may invest without limit in commercial paper and other money market instruments that are of prime quality. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include U.S. Government Securities, time deposits, bankers acceptances and certificates of deposit corporate notes and short-term bonds and money market mutual funds. The money market instruments in which the Fund may invest have variable and floating rates of interest.


I.       CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. The Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders.

J.       OTHER INVESTMENTS

Although the Fund currently plans to invest in securities other than those referenced in the Prospectus and this SAI, it may invest in a variety of other investments.


                            2. INVESTMENT LIMITATIONS

For purposes of all investment policies of the Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund and the Fund's investment objective, cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval.

A.       FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations, which are fundamental policies of the Fund.

1.       BORROWING MONEY

The Fund may not borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets. The following are not subject to this limitation to the extent they are fully collateralized: (a) the delayed delivery of purchased securities; (such as the purchase of when-issued securities); (b) reverse repurchase agreements; and (c) dollar-roll transactions.

2.       CONCENTRATION

The Fund may not purchase securities, other than U.S. Government Securities, repurchase agreements covering U.S. Government Securities, or securities of other regulated investment companies, if, immediately after each purchase, more than 25% of the Fund's total assets taken at market value would be invested in securities of issuers conducting their principal business activity in the same industry.

3.       DIVERSIFICATION

The Fund may not, with respect to 75% of its assets, purchase a security (other than a U.S. Government Security or a security of an investment company) if, as a result: (i) more than 5% of the Fund's total assets would be invested in the securities of a single issuer, or (ii) the Fund would own more than l0% of the outstanding voting securities of any single issuer.

4.       UNDERWRITING ACTIVITIES

The Fund may not underwrite (as that term is defined in the 1933 Act) securities issued by other persons except, to the extent that in connection with the disposition of the Fund's assets, the Fund may be deemed to be an underwriter.

5.       MAKING LOANS

The Fund may not make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.


6.       PURCHASES AND SALES OF REAL ESTATE

The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).


7.       PURCHASES AND SALES OF COMMODITIES

The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

8.       ISSUANCE OF SENIOR SECURITIES

The Fund may not issue senior securities except to the extent permitted by the 1940 Act.

B.       NONFUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations, which are not fundamental policies of the Fund.


1.       PLEDGES

The Fund may not pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.


2.       SECURITIES OF INVESTMENT COMPANIES

The Fund may not invest in securities of another registered investment company, except to the extent permitted by the Investment Company Act.


3.       SHORT SALES

The Fund may not enter into short sales if, as a result, more than 25% of the Fund's total assets would be so invested or the Fund's short positions (other than those positions "against the box") would represent more than 2% of the outstanding voting securities of any single issuer or of any class of securities of any single issuer.



4.   ILLIQUID SECURITIES


The Fund may not invest more than 15% of its net assets in illiquid assets such as: (i) securities that cannot be disposed of within seven days at their then-current value, (ii) repurchase agreements not entitling the holder to payment of principal within seven days and (iii) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board of Trustees.

Except as required by the Investment Company Act, whenever an amended or restated investment policy or limitation states a maximum percentage of the Fund's assets that may be invested, such percentage limitation will be determined immediately after and as a result of the acquisition of such security or other asset. Any subsequent change in values, assets or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies or limitations.


                       3. PERFORMANCE DATA AND ADVERTISING

A.       PERFORMANCE DATA

Prior to June 1, 1998, Polaris Capital Management, Inc. managed a limited partnership with an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund. The performance for the Fund includes the performance of the predecessor-limited partnership for the period before the predecessor became the Fund on June 1, 1998. For periods prior to June 1, 1998, the performance figures include the expenses for the limited partnership. For all periods except "since inception," had the Fund's first year estimated expenses been used, the performance would have been lower. The limited partnership was not registered under the 1940 Act nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected its performance.


Including the limited partnership performance, the Fund's average annual total return for the 1-year, 3-year, 5-year and since inception (July 31, 1989) periods as of March 31, 1998 was 40.41%, 31.12%, 22.67% and 14.59%,
respectively. Total return includes reinvestment of dividends and capital gains.

The Fund may quote  performance  in various ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

The Fund may compare any of its performance information with:

o Data published by independent evaluators such as Morningstar, Inc., Lipper, Inc., IBC Financial Data, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

o         The performance of other mutual funds.

o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley - Europe, Australian and Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph or similar illustration.

Indices are not used in the management of the Fund but rather are standards by which the Fund's Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

The Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The Fund's performance will fluctuate in response to market conditions and other factors.

B.       PERFORMANCE CALCULATIONS

The Fund's performance may be quoted in terms of yield or total return.

1.       SEC YIELD

Standardized SEC yields for the Fund used in advertising are computed by dividing the Fund's interest income (in accordance with specific standardized rules) for a given 30 day or one month period, net of expenses, by the average number of shares entitled to receive income distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate.

Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining the Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distribution of income from the Fund over the same period or the rate of income reported in the Fund's financial statements.

Although published yield information is useful to investors in reviewing the Fund's performance, investors should be aware that the Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Financial intermediaries may charge their customers that invest in the Fund fees in connection with that investment. This will have the effect of reducing the Fund's after-fee yield to those shareholders.

The yields of the Fund are not fixed or guaranteed, and an investment in the Fund is not insured or guaranteed. Accordingly, yield information should not be used to compare shares of the Fund with investment alternatives, which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare the Fund's yield information directly to similar information regarding investment alternatives, which are insured or guaranteed.

Yield quotations are based on amounts invested in the Fund net of any applicable sales charges that may be paid by an investor. A computation of yield that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges. Neither Fund charges a sales charge.

Yield is calculated according to the following formula:
                    a - b
         Yield = 2[(------ + 1)6  - 1]
                      cd
         Where:
                  a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements)
                  c = the average  daily  number of shares  outstanding  during the period that were  entitled to receive dividends
                  d = the maximum offering price per share on the last day of the period

2.       TOTAL RETURN CALCULATIONS

The Fund's total return shows its overall change in value, including changes in share price, and assumes all of the Fund's distributions are reinvested.

Total return figures may be based on amounts invested in the Fund net of sales charges that may be paid by an investor. A computation of total return that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges. The Fund does not charge a sales charge.

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total return the Fund: (1) determines the growth or decline in value of a hypothetical historical investment in the Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:
                  P   = a hypothetical initial payment of $1,000
                  T   = average annual total return
                  N   = number of years
                  ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Because average annual total returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

         The Fund may quote unaveraged or cumulative total returns, which reflect the Fund's performance over a stated period of time.

         Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period.

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT  =  period total return
                  The other definitions are the same as in average annual total return above

C.       OTHER MATTERS

The Fund may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's investment adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of the Fund as of one or more dates; and (10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of the Fund's performance.

The Fund may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in the Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in the Fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:


                                       Systematic                    Share                    Shares
               Period                  Investment                    Price                   Purchased
               ------                  ----------                    -----                   ---------
                  1                       $100                        $10                      10.00
                  2                       $100                        $12                       8.33
                  3                       $100                        $15                       6.67
                  4                       $100                        $20                       5.00
                  5                       $100                        $18                       5.56
                  6                       $100                        $16                       6.25
                                          ----                        ---                       ----
                                    Total                     Average                    Total
                                 Invested $600                  Price $15.17            Shares 41.81

In connection with its advertisements, the Fund may provide "shareholder's letters" which serves to provide shareholders or investors with an introduction into the Fund's, the Trust's or any of the Trust's service provider's policies or business practices.

                                  4. MANAGEMENT

A.       TRUSTEES AND OFFICERS


The names of the Trustees and officers of the Trust, their positions with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk (*).

------------------------------------------- -----------------------------------------------------------------------
Name, Position with the Trust,              Principal Occupation(s) During
Date of Birth and Address                   Past 5 Years
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------

------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
John Y. Keffer*,Chairman and President      President,  Forum Financial Group, LLC (a mutual fund services holding
Born:  July 15, 1942                        company)
Two Portland Square                         President, Forum Fund Services, LLC (Trust's underwriter)
Portland, Maine 04101                       Chairman and President*,  Core Trust (Delaware) (registered investment company)
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
Costas Azariadas, Trustee                   Professor of Economics, University of California-Los Angeles
Born:  February 15, 1943                    Trustee, Core Trust (Delaware)
Department of Economics
University of California
Los Angeles, CA 90024
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
James C. Cheng, Trustee                     President, Technology Marketing Associates
Born:  July 26, 1942                        (marketing  company  for  small  and  medium  size  businesses  in New
27 Temple Street                            England)
Belmont, MA 02718                           Trustee, Core Trust (Delaware)
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
J. Michael Parish, Trustee                  Partner-Thelen Reid & Priest LLP (law firm) since 1995
Born:  November 9, 1943                     Partner-Winthrop Stimson Putnam & Roberts (law firm) from 1989-1995
40 West 57th Street                         Trustee, Core Trust (Delaware)
New York, NY 10019
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
David I. Goldstein,Vice President           General Counsel, Forum Financial Group, LLC
Born:  August 3, 1961                       Secretary, Forum Fund Services, LLC (Trust's underwriter)
Two Portland Square
Portland, Maine 04101
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
Stacey Hong, Treasurer                      Director, Fund Accounting, Forum Financial Group, LLC
Born:  May 10, 1966                         Treasurer, Core Trust (Delaware)
Two Portland Square
Portland, Maine 04101
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
Dawn Taylor, Asst. Treasurer                Manager/Senior Tax Specialist, Tax Department,  Forum Financial Group,
Born:  May 14, 1964                         LLC since 1997
Two Portland Square                         Senior Tax Accountant, Pardy Bingham &Burrell during 1997
Portland, Maine 04101                       Senior Tax Specialist, Forum Financial Group, LLC from 1994 to 1997
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
Leslie K. Klenk, Secretary                  Assistant Counsel, Forum Financial Group, LLC since 1998
Born:  August 24, 1964                      Vice   President/Associate   General   Counsel,   Smith   Barney  Inc.
Two Portland Square                         (brokerage firm) from 1993 through 1998
Portland, Maine 04101
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- -----------------------------------------------------------------------
Pamela Stutch, Asst. Secretary              Fund Administrator, Forum Financial Group, LLC since 1998
Born:  June 29, 1967                        Law Student, Temple University from 1994-1997
Two Portland Square
Portland, Maine 04101
------------------------------------------- -----------------------------------------------------------------------

B.       COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust (other than John Y. Keffer, who is an interested person of the Trust) is paid $1,000 for each Board meeting attended (whether in person or by electronic communication) and $1,000 for each audit committee meeting attended on a date when a Board meeting is not held. In addition to the $1,000 for each Board meeting attended, each Trustee is paid $100 per active portfolio of the Trust. To the extent a meeting relates to only certain portfolios of the Trust, Trustees are paid the $100 fee only with respect to those portfolios. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

Trustees who are interested persons receive no compensation for their services or reimbursement for their associated expenses. No officer of the Trust is compensated by the Trust.

The following table sets forth the compensation paid to each Trustee by the Trust for the fiscal year ended May 31, 1999.



                              Compensation from                                             Total Compensation
Trustee                             Fund                Benefits             Retirement      from Trust
John Y. Keffer                       $0                    $0                    $0            $0
Costas Azariadis                   $427.48                 $0                    $0            $427.48
James C. Cheng                     $427.48                 $0                    $0            $427.48
J. Michael Parish                  $427.48                 $0                    $0            $427.48



C.       INVESTMENT ADVISER

1.       SERVICES OF ADVISER
The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. Under that agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund.

2.       OWNERSHIP OF ADVISER

The Adviser is a privately owned company controlled by Bernard R. Horn, Jr.

3.       FEES

The Adviser's fee is calculated as a percentage of the applicable Fund's average net assets. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in the Fund. If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from the client.

Table 1 in Appendix B shows the dollar amount of the fees payable by the Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fees received by the Adviser.

4.       OTHER PROVISIONS OF ADVISER'S AGREEMENT

The Adviser's agreement remains in effect for a period of two year from the date of its effectiveness and then the agreement must be approved annually. Subsequently, the Adviser's agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

The Adviser's agreement is terminable without penalty by the Trust regarding the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The Agreement terminates immediately upon assignment.

Under its agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

D.       DISTRIBUTOR

1.       DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of the Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. Prior to August 1, 1999, FFSI was the distributor of the Fund pursuant to similar terms and compensation.

FFS, FAdS, FAcS and the Transfer Agent are each controlled indirectly by Forum Financial Group, LLC, which is controlled by John Y. Keffer.

Under its agreement with the Trust, FFS acts as the agent of the Trust in connection with the offering of shares of the Fund. FFS continually distributes shares of the Fund on a best effort basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund.

FFS may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Fund are sold without a sales charge. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

Pursuant to the Distribution Agreement, FFS receives, and may reallow to certain financial institutions, the sales charge paid by the purchasers of the Fund's shares.

Table 2 in Appendix B shows the aggregate sales charges paid to FFSI, the amount of sales charge reallowed by FFSI, and the amount of sales charge retained by FFSI. The data is for the past three years (or shorter depending on a Fund's commencement of operations).

2.       OTHER PROVISIONS OF DISTRIBUTOR'S AGREEMENT

FFS's distribution agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

FFS's agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under its agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under its agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Fund's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FSS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FSS in connection with the preparation of the Registration Statement.

E.       OTHER FUND SERVICE PROVIDERS

1.       ADMINISTRATOR

As administrator, pursuant to an agreement with the Trust, FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from the Fund at an annual rate 0.10% of the first $150 million of the Fund's average daily net assets and 0.05% of the Fund's average daily net assets in excess of $150 million. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

FAdS's administration agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. FAdS's agreement is terminable without penalty by the Trust or by FAdS with respect to the Fund on 60 days' written notice.

Under the agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAdS and certain related parties (such as FAdS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

Table 2 in Appendix B shows the dollar amount of the fees payable by the Funds to FAdS, the amount of the fee waived by FAdS, and the actual fees received by FAdS. The data is for the past three fiscal years.

2.       FUND ACCOUNTANT

As fund accountant, pursuant to an agreement with the Trust, FAcS provides fund accounting services to the Fund. These services include calculating the NAV per share of the Fund (and class) and preparing the Fund's financial statements and tax returns.

For its services, FAcS receives a fee from the Fund at an annual rate of $36,000, plus $2,200 for the preparation of tax returns and certain surcharges based upon the number and type of the Fund's portfolio transactions and positions. The fee is accrued daily by the Fund and is paid monthly based on the transactions and positions for the previous month.

FAcS's accounting agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. FAcS's agreement is terminable without penalty by the Trust or by FAcS with respect to the Fund on 60 days' written notice.

Under the agreement, FAcS is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAcS and certain related parties (such as FAcS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.

Under the agreement, in calculating the Fund's NAV per share, FAcS is deemed not to have committed an error if the NAV per share it calculates is within 1/10 of 1% of the actual NAV per share (after recalculation). The agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal 1/2 of 1% or less than or equal to $10.00. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Fund.

Table 3 in Appendix B shows the dollar amount of the fees payable by the Funds to FAcS, the amount of the fee waived by FAcS, and the actual fees received by FAcS. The data is for the past three fiscal years.

3.       TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust, the Transfer Agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, the Transfer Agent receives a fee from the Fund at an annual rate of $24,000 plus $25 per shareholder account. The fee is accrued daily by the Fund and is paid monthly based on the average net assets for the previous month.

The Transfer Agent agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The Transfer Agent's agreement is terminable without penalty by the Trust or by the Transfer Agent with respect to the Fund on 60 days' written notice.

Under the agreement, the Transfer Agent is not liable for any act in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the agreement, the Transfer Agent and certain related parties (such as the Transfer Agent's officers and persons who control the Transfer Agent) are indemnified by the Trust against any and all claims and expenses related to the Transfer Agent's actions or omissions that are consistent with the Transfer Agent's contractual standard of care.

Table 4 in Appendix B shows the dollar amount of the fees payable by the Funds to FSS, the amount of the fee waived by FSS, and the actual fees received by FSS. The data is for the past three fiscal years.

4.       CUSTODIAN

As custodian, pursuant to an agreement with the Trust, Forum Trust, LLC safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.

For its services, the Custodian receives an annualized percentage of the average daily net assets of the Fund. The Fund also pays an annual domestic custody fee as well as certain other transaction fees. These fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.

5.       LEGAL COUNSEL

Seward & Kissel, LLP, 1200 G Street, N.W., Washington, D.C. 20005, passes upon legal matters in connection with the issuance of shares of the Trust.

6.       Independent Auditors

{Name of Independent Auditor], [Address of Independent Auditor], independent auditors have been selected as auditors for the Fund. The auditors audit the annual financial statements of the Fund and provide the Fund with an audit opinion. The auditors also review certain regulatory filings of the Fund and the Fund' tax returns.

                            5. PORTFOLIO TRANSACTIONS

A.       HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected; (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

The price of securities purchased from underwriters of the securities includes a disclosed fixed commission or concession paid by the issuer to the underwriter. The purchase price of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.       COMMISSIONS PAID

Table 5 in Appendix B shows the aggregate brokerage commissions with respect to the Fund.

C.       ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. The Fund has no obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

1.       CHOOSING BROKER-DEALERS

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's duties, the Adviser may: (1) consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund; and (2) take into account payments made by brokers effecting transactions for the Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay).

2.       OBTAINING RESEARCH FROM BROKERS

The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser in connection with services to clients other than the Fund, and not all research services may be used by the Adviser in connection with the Fund. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.

The Adviser has full brokerage discretion. It evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services obtained for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal databases.

Occasionally, the Adviser may effect a transaction through a broker and pay a slightly higher commission than another might charge. If this is done it will be because of the Adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the clients.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

3.       COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

4.       TRANSACTIONS THROUGH AFFILIATES

The Adviser may effect transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

5.       OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

6.       PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

D.       SECURITIES OF REGULAR BROKER-DEALERS

From time to time the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year. Table 6 in Appendix B lists the regular broker and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Funds' holdings of those securities as of the Funds' most recent fiscal year.

                6. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

A.       GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at Two Portland Square, Portland, Maine 04101.

The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

B.       ADDITIONAL PURCHASE INFORMATION

Shares of the Fund are sold on a continuous basis by the distributor at net asset value ("NAV") per share without any sales charge. Accordingly, the offering price per share is the same as the NAV per share.

Set forth below is an example of the method of computing the offering price of the Fund's shares. The example assumes a purchase of shares of beneficial interest aggregating less than $100,000 subject to the schedule of sales charges set forth in the Prospectus at a price based on the net asset value per share of the Fund on May 31, 1999.

--------------------------------------------------- ----------------------------

                                                      Polaris Global Value Fund
--------------------------------------------------- ---------------------------
--------------------------------------------------- ----------------------------

Net Asset Value per Share                                        $11.07
--------------------------------------------------- ----------------------------
--------------------------------------------------- ----------------------------

Shares Charge, 3.00% of offering price                            $0.34
(3.09% of net asset value per share)
--------------------------------------------------- ----------------------------
--------------------------------------------------- ----------------------------

Offering to Public                                               $11.41
--------------------------------------------------- ----------------------------

The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

1.       IRAs

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

2.       UGMAs/UTMAs

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

3.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

C.       ADDITIONAL REDEMPTION INFORMATION

The Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased; or (2) to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

1.       SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

2.       REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of the Fund. If redemption proceeds are paid wholly or partly in portfolio securities, you may incur brokerage costs in converting the securities to cash. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

D.       NAV DETERMINATION

In determining the Fund's NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

E.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at the Fund's NAV per share (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the Fund's NAV per share (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

                                   7. TAXATION

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). The information presented here is only a summary of certain key federal income tax considerations affecting the Fund and its shareholders and is in addition to the information provided in the prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or the implications to shareholders. The discussions here and in the prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and their shareholders. Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax advisor as to the federal, state, local and foreign tax provisions applicable to them.

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year-end of the Fund is May 31 (the same as the Fund's fiscal year end).

1.       MEANING OF QUALIFICATION

As a regulated investment company, the Fund will not be subject to federal income tax on the portion of its net investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company the Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.       FAILURE TO QUALIFY

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

B.       FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive distribution in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares whose net asset value at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

If you purchase shares of the Fund just prior to a distribution, you will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of the purchase reflected the amount of the distribution.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year even if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

C.       CERTAIN TAX RULES APPLICABLE TO THE FUND'S TRANSACTIONS

For federal income tax purposes, when put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When the Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract, or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains or losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund if all of the offsetting positions consist of Section 1256 contracts.

D.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E.       SALE OR REDEMPTION OF SHARES

In general, you will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of capital gain distributions received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions are not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

F.       BACKUP WITHHOLDING

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide its correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

G.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions of ordinary income (including short-term capital gains) paid to a foreign shareholder will be subject to

U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of the Fund, capital gain distributions from the Fund, and amounts retained by the Fund that are designated as undistributed capital gain.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a noncorporate foreign shareholder, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from the Fund can differ from the U.S. federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund.

H.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from the Fund can differ from the U.S. federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in the Fund.

I.       FOREIGN INCOME TAX

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries cannot be determined.

                                8. OTHER MATTERS

A.       THE TRUST AND ITS SHAREHOLDERS

1.       GENERAL INFORMATION

Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

Austin Global Equity Fund                         Investors Equity Fund
BIA Growth Equity Fund                            Investors Growth Fund
BIA Small-Cap Growth Fund                         Investors High Grade Bond Fund
Daily Assets Cash Fund(1)                         Maine Municipal Bond Fund

Daily Assets Government Fund(1)                   New Hampshire Bond Fund
Daily Assets Government Obligations Fund(1)       Payson Balanced Fund
Daily Asset Municipal Fund(1)                     Payson Value Fund
Daily Assets Treasury Obligations Fund(1)         Polaris Global Value Fund
Equity Index Fund                                 TaxSaver Bond Fund
Investors Bond Fund

(1) The Trust offers shares of beneficial interest in an institutional, institutional service, and investor share class of these series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Fund reserves the right to invest in one or more other investment companies in a Core and Gateway(R) structure.

The Trust and the Fund will continue indefinitely until terminated.

2.       SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and its expenses will affect each class' performance. For more information on any other class of shares of the Fund, you may contact the Transfer Agent.

3.       SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and
(2) when the Trustees determine that the matter affect more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those such classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

A shareholder or shareholders representing 33 1/3% or more of the outstanding shares entitled to vote may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4.       CERTAIN REORGANIZATION TRANSACTIONS

The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

B.       FUND OWNERSHIP

As of September 1, 1999, the percentage of shares owned by all officers and trustees of the Trust as a group was as follows. To the extent officers and trustees own less than 1% of the shares of each class of shares of the Fund (or of the Trust), the table reflects "N/A" for not applicable.

----------------------------------------------------- ----------------------
                                                      Percentage of Shares
Fund (or Trust)                                               Owned
----------------------------------------------------- ----------------------
----------------------------------------------------- ----------------------
The Trust                                                       %
----------------------------------------------------- ----------------------
----------------------------------------------------- ----------------------
Polaris Global Value Fund                                       %
----------------------------------------------------- ----------------------

Also as of that date, certain shareholders of record owned 5% or more of a class of shares of the Fund. Shareholders known by the Fund to own beneficially 5% or more of a class of shares of the Fund are listed in Table 7 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of September 1, 1999, the following persons beneficially owned 25% or more of the shares of the Fund (or of the Trust) and may be deemed to control the Fund (or the Trust). For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.

CONTROLLING PERSON INFORMATION


----------------------------------------- ----------------------------------------- ------------------------
                                                                                         Percentage of
Shareholder                               Fund (or Trust)                                Shares Owned
----------------------------------------- ----------------------------------------- ------------------------
----------------------------------------- ----------------------------------------- ------------------------

----------------------------------------- ----------------------------------------- ------------------------
----------------------------------------- ----------------------------------------- ------------------------
                                          Polaris Global Value Fund                            %
----------------------------------------- ----------------------------------------- ------------------------

C.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the Fund is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.       REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C., or on the SEC's website at http://www.sec.gov.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

Financial Statements

The financial statements of Polaris Global Value Fund for the year ended May 31, 1999 are incorporated herein by reference to the Fund's Annual Report, dated May 31, 1999, which was filed electronically with the SEC on ________, 1999 (Accession Number: _____________). These financial statements include the schedules of investments, statements of assets and liabilities, statements of operations, statement of changes in net assets, financial highlights, notes and independent auditors' reports.

                 APPENDIX A - DESCRIPTION OF SECURITIES RATINGS


A.       CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

1.       Moody's Investors Service

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds, which are rated Ba, are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note

         Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.       Standard and Poor's Corporation

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA       An obligation rated AA differs from the highest-rated  obligations only
         in  small  degree.   The  obligor's  capacity  to  meet  its  financial
         commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
         Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

3.       Duff & Phelps Credit Rating Co.

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+ AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+ A, A- Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

BBB+ BBB BBB- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+ BB BB- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within this category.

B+ B, B- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP   Preferred stock with dividend arrearages.

4.       Fitch IBCA, Inc.

         Investment Grade

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         Speculative Grade

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable.
         `C' ratings signal imminent default.

DDD  DD, D      Default.  Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

B.       PREFERRED STOCK

1.       Moody's Investors Service

aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa An issue which is rated "aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

 Note Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.       Standard & Poor's

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Note Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C.       SHORT TERM RATINGS

1.       Moody's Investors Service

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     o    Leading market positions in well-established industries.

     o    High rates of return on funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not
Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

2.       Standard and Poor's

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

3.       Fitch IBCA, Inc.

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse change sin business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

                        APPENDIX B - MISCELLANEOUS TABLES


Table 1 - Investment Advisory Fees

The following Table shows the dollar amount of fees payable to the Adviser with respect to the Fund, the amount of fee that was waived by the Adviser, if any, and the actual fee received by the Adviser.


                                               Advisory Fee Payable    Advisory Fee Waived    Advisory Fee Retained
Polaris Global Value Fund

     Year Ended May 31, 1999                         $199,686                $62,378                 $137,308


Table 2 - Administration Fees

The following Table shows the dollar amount of fees payable to FAdS with respect to the Fund, the amount of fee that was waived by FAdS, if any, and the actual fee received by FAdS.


                                               Administration Fee    Administration Fee Waived   Administration Fee
Polaris Global Value Fund                           Payable                                           Retained

     Year Ended May 31, 1999                        $40,000                     $0                     $40,000



Table 3 -  Accounting Fees

The following Table shows the dollar amount of fees payable to FAcS with respect to the Fund, the amount of fee that was waived by FAcS, if any, and the actual fee received by FAcS.


                                              Accounting Fee Payable  Accounting Fee Waived       Accounting Fee
Polaris Global Value Fund                                                                            Retained

     Year Ended May 31, 1999                         $39,000                    $0                   $39,000



Table 4 - Transfer Agency Fees

The following table shows the dollar amount of shareholder service fees payable to the Transfer Agent with respect to Shares of the Fund.


                                                       Transfer Agency      Transfer Agency    Transfer Agency Fee
Polaris Global Value Fund                                Fee Payable          Fee Waived             Retained

     Year Ended May 31, 1999                               $28,356                $0                 $28,356


Table 5 - Commissions

The following table shows the aggregate brokerage commissions with respect to the Fund that incurred brokerage costs. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

Polaris Global Value Fund                        May 31, 1999

                                                      $

Table 6 - Securities of Regular Brokers or Dealers

The following table lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.

Regular Broker Dealer                                      Value Held



Table 7 -  5% Shareholders

The following table lists (1) the persons who owned of record 5% or more of the outstanding shares of a class of shares of the Fund and (2) any person known by the Fund to own beneficially 5% or more of a class of shares of the Fund, as of July 1, 1999.



  Polaris Global Value Fund                                                                   % of Fund
                                Name and Address                               Shares



                          APPENDIX C - PERFORMANCE DATA


Table 1 -  Total Returns

The average annual total return without sales charges of the Fund for the period ended May 31, 1999, was as follows.


                                                   Calendar
Polaris Global Value   One Month   Three Months  Year to Date   One Year     Three       Five Years   Since Inception
        Fund                                                                 Years                      (annualized)

                        (4.12)%       9.54%         4.49%       (11.95)%     12.74%      15.71%         11.27%


                                     Part C
                                Other Information

Item 23.  Exhibits


     (a) Trust Instrument of Registrant dated August 29, 1995as amended on June 25, 1999 (see Note 1).

     (b)  By-Laws of Registrant (see Note 2).


     (c) See the Sections 2.04 and 2.07 of the Trust Instrument filed as Exhibit (a).


     (d) (1) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Payson Value Fund and Payson Balanced Fund dated December 18, 1995 (see Note 3).

          (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (see Note 3).

          (3)  Investment   Advisory  Agreement  between  Registrant  and  Forum
               Investment Advisors, LLC relating to Investors Bond Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund and TaxSaver Bond Fund dated as of January 2, 1998 (see Note 4).

          (4) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. dated as of June 1, 1998 (see Note 5).

          (5) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Investors Equity Fund dated as of December 5, 1997 (see Note 6).

          (6) Investment Subadvisory Agreement between H.M. Payson & Co. and Peoples Heritage Bank relating to Investors Equity Fund dated as of December 5, 1997 (see Note 7).

          (7) Investment Advisory Agreement between Registrant and Brown Investment Advisory & Trust Company relating to BIA Small-Cap Growth Fund and BIA Growth Equity Fund, as of dated June 29, 1999 (see Note 1).

(e)       (1)  Form  of  Selected  Dealer  Agreement   between  Forum  Financial
               Services, Inc. and securities brokers (see Note 3).

          (2) Form of Bank Affiliated Selected Dealer Agreement between Forum Financial Services, Inc. and bank affiliates (see Note 3).

          (3) Distribution Agreement between Registrant and Forum Financial Services, Inc. relating Polaris Global Value Fund dated as of June 19, 1997 (see Note 3).

          (4) Form of Distribution Agreement undated between Registrant and Forum Fund Services, LLC relating to Polaris Global Value Fund undated (see Note 8).

          (5) Distribution Agreement between Registrant and Forum Fund Services, LLC relating to Austin Global Value Fund, BIA Growth Equity Fund, BIA Small-Cap Growth Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund, Payson Value Fund, and TaxSaver Bond Fund dated as of February 28, 1999 (see Note 1).

          (6) Sub-Distribution Agreement between Forum Fund Services, LLC and Forum Financial Services, Inc. dated March 1, 1999 (see Note 9)


(f)      None.


(g)       (1)  Custodian  Agreement  between  Registrant  and  Forum  Trust undated relating to Austin Global Equity Fund, BIA Small-Cap Growth Fund, BIA Growth Equity Fund, Equity Index Fund, Investors

               Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund, undated (see Note 9).

          (2) Master Custodian Agreement between Forum Trust and Bankers Trust Company relating to Austin Global Equity Fund, BIA Small-Cap Growth Fund, BIA Growth Equity Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund, undated (see Note 9).

(h)      (1)   Administration   Agreement  between  Registrant  and  Forum
               Administrative  Services,  LLC relating to Austin  Global  Equity
               Fund, BIA Growth Equity Fund, BIA Small-Cap  Growth Fund,  Equity
               Index Fund, Investors Bond Fund, Investors Equity Fund, Investors
               Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond
               Fund, New Hampshire Bond Fund, Payson Balanced Fund, Payson Value
               Fund,   Polaris   Global   Value   Fund  and   Investor   Shares,
               Institutional  Shares and  Institutional  Service Shares of Daily
               Assets  Government Fund, Daily Assets Treasury  Obligations Fund,
               Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of June 19, 1997 and amended as of December 5, 1997 (see Note 9).

          (2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC relating to Austin Global Equity Fund, BIA Growth Equity Fund, BIA Small-Cap Growth Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of June 19, 1997, as amended December 5, 1997 (see Note 9).

          (3) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Austin Global Equity Fund, BIA Growth Equity Fund, BIA Small-Cap Growth Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of May 19, 1998 (see Note
               3).


          (4) Shareholder Service Plan of Registrant dated December 5, 1997 and Form of Shareholder Service Agreement relating to the Daily Assets Government Obligations Fund, Daily Assets Cash Fund, Daily Assets Government Fund, Daily Assets Municipal Fund and Daily Assets Treasury Obligations Fund (see Note 10).


          (5) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (see Note 6).

(i)       (1)  Opinion  of Seward & Kissel  LLP dated  January 5, 1996 (see
               Note 11).

          (2) Ratification of Seward & Kissel LLP's January 5, 1996 opinion dated July 30, 1999 (see Note 1).

(j)      None.


(k)      None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (see Note 2).


(m) Rule 12b-1 Plan effective January 1, 1999 adopted by the Investor Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Asset Cash Fund, and Daily Assets Municipal Fund (see Note 12).

(n)      Financial Data Schedules (to be filed by amendment).

(o)      18f-3 plan adopted by Registrant (see Note 4).


Other Exhibits:


         Power of Attorney for James C. Cheng (see Note 13).

         Power of Attorney for Costas Azariadis (see Note 13).

         Power of Attorney for J. Michael Parish (see Note 13).

         Power of Attorney for John Y. Keffer (see Note 6).


---------------
Note:


(1) Exhibit incorporated by reference as filed in post-effective amendment No. 73 via EDGAR on July 30, 1999, accession number 0001004402-99-000 .


(2) Exhibit incorporated by reference as filed in post-effective amendment No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707.

(3) Exhibit incorporated by reference as filed in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307.

(4) Exhibit incorporated by reference as filed in post-effective amendment No. 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281.

(5) Exhibit incorporated by reference as filed in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339.

(6) Exhibit incorporated by reference as filed in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530.

(7) Exhibit incorporated by reference as filed in post-effective amendment No. 64 via EDGAR on July 31, 1998, accession number 0001004402-98-000421.

(8) Exhibit incorporated by reference as filed in post-effective amendment No. 68 via EDGAR on November 30, 1998, accession number 0001004402-98-000620.

(9) Exhibit incorporated by reference as filed in post-effective amendment No. 72 via EDGAR on June 16, 1999, accession number 0001004402-99-000308.

(10) Exhibit incorporated by reference as filed in post-effective amendment No. 50 via EDGAR on November 12, 1997, accession number 0001004402-97-000189.

(11) Exhibit incorporated by reference as filed in post-effective amendment No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216.

(12) Exhibit incorporated by reference as filed in post-effective amendment No. 69 via EDGAR on December 15, 1998, accession number 0001004402-98-000648.

(13) Exhibit incorporated by reference as filed in post-effective amendment No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780.

Item 24.  Persons Controlled by Or Under Common Control with Funds

         Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, and Daily Assets Municipal Fund may be deemed to control Treasury Cash Portfolio, Government Portfolio, and Municipal Cash Portfolio, respectively, each a series of Core Trust (Delaware).

Item 25.  Indemnification

         In  accordance  with Section 3803 of the Delaware  Business  Trust Act,
         Section 10.02 of Registrant's Trust Instrument provides as follows:

         "10.02.  Indemnification.

          "(a) Subject to the  exceptions and  limitations  contained in Section
          (b) below:

                  "(i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  "(ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          "(b) No  indemnification  shall be  provided  hereunder  to a  Covered
               Person:

                  "(i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

                  "(ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                           "(A) By the court or other body approving the settlement;

                           "(B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                           "(C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

         provided,   however,   that  any  Holder  may,  by  appropriate   legal
         proceedings, challenge any such determination by the Trustees or by independent counsel.

         "(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         "(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
         (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither
         Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

         "(e) Conditional advancing of indemnification monies under this Section
         5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
         (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and
         (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         "(f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

         With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc., H.M. Payson & Co., Oak Hall Capital Advisors, Inc. and Quadra Capital Partners, Inc. provide as follows:

         "Section 4. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or and to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

         With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Forum Investment Advisors, LLC and Polaris provide as follows:

         SECTION 5. STANDARD OF CARE. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

         With  respect  to  indemnification  of the  underwriter  of the  Trust,
         Section 8 of the Distribution Agreement provides:

         (a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

         After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

         (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

         (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

         (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

         (ii)  any  act  of,  or   omission   by,   Distributor   or  its  sales
         representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

         (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
         (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

         (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

         (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

         (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

         (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

         (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement.

Item 26.  Business and Other Connections of Investment Adviser

(a)      Forum Investment Advisors, LLC


         The description of Forum Investment Advisors, LLC (investment adviser to Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Small Company Opportunities Fund, Investors Growth Fund, and the Institutional, Institutional Service, and Investor classes of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund, and Daily Assets Municipal
         Fund) contained in Parts A and B of this filing and of post-effective amendment #69 and 73 to the Trust's Registration Statement (accession numbers 0001004402-98-000648 and 0001004402-99-000 respectively), is incorporated by reference herein.


         The following are the members of Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, including their business connections, which are of a substantial nature.

                           Forum Holdings Corp. I., Member.
                           Forum Trust, LLC, Member.

         Both Forum Holdings Corp. I. and Forum Trust are controlled indirectly by John Y. Keffer, Chairman and President of the Registrant. Mr. Keffer is President of Forum Trust and Forum Financial Group, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various Forum Financial Group's operating subsidiaries provide services.

         The following are the officers of Forum Investment Advisors, LLC, including their business connections that are of a substantial nature. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group provides services.



         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         ------------------------------------ ------------------------------------ ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Sara M. Morris                      Treasurer                             Forum Investment Advisors, LLC.
                                             ------------------------------------- ----------------------------------
                                             Chief Financial Officer               Forum Financial Group, LLC.
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Officer                               Other Forum affiliated companies
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         David I. Goldstein                  Secretary                             Forum Investment Advisors, LLC.
                                             ------------------------------------- ----------------------------------
                                             General Counsel                       Forum Financial Group, LLC.
                                             ------------------------------------- ----------------------------------
                                             ------------------------------------- ----------------------------------
                                             Officer                               Other Forum affiliated companies
         ----------------------------------- ------------------------------------- ----------------------------------


(b)       H.M. Payson & Co.


          The description of H.M. Payson & Co. (investment adviser to Payson Value Fund, Payson Balanced Fund and Investors Equity Fund) contained in Parts A and B of post-effective amendment #73 to the Trust's Registration Statement (accession number 0001004402-99-000 ) is incorporated by reference herein.


          The following are the directors and principal executive officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.


         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         ------------------------------------ ------------------------------------ ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Adrian L. Asherman                  Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         John C. Downing                     Managing Director, Treasurer          H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Thomas M. Pierce                    Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Peter E. Robbins                    Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         John H. Walker                      Managing Director, President          H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Teresa M. Esposito                  Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         John C. Knox                        Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Harold J Dixon                      Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Michael R. Currie                   Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         William O. Hall, III                Managing Director                     H.M. Payson & Co.
         ----------------------------------- ------------------------------------- ----------------------------------



(c)      Austin Investment Management, Inc.


         The description of Austin Investment Management, Inc. (investment adviser to Austin Global Equity Fund) contained in Parts A and B post-effective amendment #73 to the Trust's Registration Statement (accession number 0001004402-99-000 ), is incorporated by reference herein.


         The following is the director and principal executive officer of Austin Investment Management, Inc. 375 Park Avenue, New York, New York 10152, including his business connections, which are of a substantial nature.


         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         ------------------------------------ ------------------------------------ ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Peter Vlachos                       Director, President, Treasurer,       Austin Investment Management Inc.
                                             Secretary
         ----------------------------------- ------------------------------------- ----------------------------------


(d)      Peoples Heritage Bank

         The description of Peoples Heritage Bank ("Peoples") (investment sub-adviser to Investors Equity Fund) contained in Parts A and B of post-effective amendment #67 to the Trust's Registration Statement (accession number 0001004402-98-000589), is incorporated by reference herein.

         The following are the officers of Peoples Trust and Investment Group, including their business connections, which are of a substantial nature, who provide investment advisory related services. Unless otherwise indicated below, the principal business address of Peoples with which these are connected is One Portland Square, Portland, Maine 04101.


         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         ------------------------------------ ------------------------------------ ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Gary L. Robinson                    Executive Vice President              Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Dorothy M. Wentworth                Vice President                        Peoples
         ----------------------------------- ------------------------------------- ----------------------------------



                                       9


         ----------------------------------- ------------------------------------- ----------------------------------
         Stephen L. Eddy                     Vice President                        Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Dana R. Mitiguy                     Chief Investment Officer              Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Larry D. Pelletier                  Vice President                        Peoples
                                                                                   217 Main Street
                                                                                   Lewiston, Maine 04240
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Carolyn B. May                      Vice President                        Peoples
                                                                                   217 Main Street
                                                                                   Lewiston, Maine 04240
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Kevin K. Brown                      Vice President                        Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Donald W. Smith                     Vice President                        Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         John W. Gibbons                     Vice President                        Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Joseph M. Pratt                     Vice President                        Peoples
                                                                                   74 Hammond Street
                                                                                   Bangor, Maine 04401
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Lucy L. Tucker                      Vice President                        Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Nancy W. Bard                       Assistant Vice President              Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Douglas P. Adams                    Trust Officer                         Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Melanie L. Bishop                   Trust Officer                         Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Jeffrey Oldfield                    Vice President                        Peoples
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------
         Janet E. Milley                     Assistant Vice President              Peoples
                                                                                   74 Hammond Street
                                                                                   Bangor, Maine 04401
         ----------------------------------- ------------------------------------- ----------------------------------

         ----------------------------------- ------------------------------------- ----------------------------------

         Kathryn Dion                        Vice President                        Peoples
                                                                                   217 Main Street
                                                                                   Lewiston, Maine 04240
         ----------------------------------- ------------------------------------- ----------------------------------



(e)      Brown Investment Advisory & Trust Company

         The   description  of  Brown   Investment   Advisory  &  Trust  Company
         ("Brown")(investment adviser to BIA Small-Cap Growth Fund and BIA Growth Equity Fund) contained in Parts A and B of post-effective amendment No. 72 (accession number 0001004402-99-000308) is incorporated by reference herein.

         The following are the directors and principal executive officers of Brown, including their business connections, which are of a substantial nature. The address of Brown is Furness House, 19 South Street, Baltimore, Maryland 21202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.


         ------------------------------------ ------------------------------------ ----------------------------------
         Name                                 Title                                Business Connection
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Michael D. Hankin                    President, Chief Executive           Brown
                                              Officer, Trustee
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              President                            The Maryland Zoological Society
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Valleys Planning Council
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         David L. Hopkins, Jr.                Chairman                             Brown
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Westvaco Corporation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Metropolitan Opera Association
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Chairman, Finance        Episcopal Church Foundation
                                              Committee
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              Maryland Historical Society
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Charles W. Cole, Jr.                 Vice Chairman of the Board of        Brown
                                              Trustees
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Flag Investors Mutual Funds
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Provident Bankshares Corporation
                                                                                   and Provident Bank of Maryland
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director, Chairman of Investment     The University of Maryland
                                              Committee                            Foundation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Regents                     The University of Maryland
                                                                                   Systems
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Member                               The Governor's Committee on
                                                                                   School Funding
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Member                               Investment Committee of Helix
                                                                                   Health System
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman of Investment Committee     France-Merrick Foundation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee and Chairman                 Baltimore Council on Foreign
                                                                                   Affairs
         ------------------------------------ ------------------------------------ ----------------------------------



                                       11



         ------------------------------------ ------------------------------------ ----------------------------------
         Truman T. Semans                     Vice Chairman of the Board of        Brown
                                              Trustees
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee, Member and Former           Duke University
                                              Chairman of Investment Committee
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee, Chairman of Finance         Lawrenceville School
                                              Committee and Member of Investment
                                              and Executive Committees
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors, Member of        Chesapeake Bay Foundation
                                              Investment and Executive Committees
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             Flag Investors Mutual Funds
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Investment Committee Member          Mercy Medical Center
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Investment Committee Member          St. Mary's Seminary
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Investment Committee Member          Archdiocese of Baltimore
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Investment Committee Member          Robert E. Lee Memorial Foundation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Investment Committee Member          W. Alton Jones Foundation
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         William C. Baker                     Trustee                              Brown
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              President and Chief Executive        Chesapeake Bay Foundation
                                              Officer
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              John Hopkins Hospital
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Member                               Washington College Board of
                                                                                   Visitors and Governors
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Baltimore Community Foundation
         ------------------------------------ ------------------------------------ ----------------------------------

                                       12

         ------------------------------------ ------------------------------------ ----------------------------------
         Jack S. Griswold                     Trustee                              Brown
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Managing Director                    Armata Partners
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Alex. Brown Realty
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Baltimore Community
                                                                                   Foundation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Chesapeake Bay Foundation
                                                                                   Living Classrooms
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             Maryland Historical Society
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Member                               Washington College Board of
                                                                                   Visitors and Governors
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Treasurer                            Washington College
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chair                                Campaign for Washington's College
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Earl L. Linehan                      Trustee                              Brown
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              President                            Woodbrook Capital, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             Strescon Industries
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             UMBC Board of Visitors
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman Investment Committee        Gilman School
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors Member            Stoneridge, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors Member            Sagemaker, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors Member            Medical Mutual Liability
                                                                                   Insurance Society of Maryland
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors Member            Heritage Properties, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors Member            St. Mary's Seminary & University
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors Member            St. Ignatius Loyola Academy
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors Member            University of Notre Dame
                                                                                   Advisory Council
         ------------------------------------ ------------------------------------ ----------------------------------

                                       13

         ------------------------------------ ------------------------------------ ----------------------------------
         Walter D. Pinkard, Jr.               Trustee                              Brown
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              President and Chief Executive        Colliers Pinkard
                                              Officer
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             The Americas region of Colliers
                                                                                   International
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Vice President                       France Foundation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             The Baltimore Community
                                                                                   Foundation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Directors Member            France-Merrick Foundation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The John Hopkins University
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Greater Baltimore Committee
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              Gilman School
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              Calvert School
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Baltimore Community
                                                                                   Foundation
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The East Baltimore Community
                                                                                   Development Bank
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Greater Baltimore Alliance
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Baltimore Reads, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Downtown Baltimore District
                                                                                   Authority
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Yale University Development
                                                                                   Board
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              The Maryland Business Roundtable
                                                                                   for Education
         ------------------------------------ ------------------------------------ ----------------------------------

                                       14

         ------------------------------------ ------------------------------------ ----------------------------------
         John J.F. Sherrerd                   Trustee                              Brown
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Provident Mutual Life Insurance
                                                                                   Company
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             C. Brewer and Company
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee, Vice Chairman of            Princeton University
                                              Executive Committee
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee, Chairman of Investment      The Robertson Foundation
                                              Committee
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Trustee                              GESU School
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director and Executive Committee     Princeton Investment Management
                                              Member
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Board of Overseers                   University of Pennsylvania
                                                                                   Wharton School.
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         David M. Churchill, CPA              Chief Financial Officer              Brown
         ------------------------------------ ------------------------------------ ----------------------------------

         ------------------------------------ ------------------------------------ ----------------------------------
         Michael D. Hankin                    Chief Executive Officer              Brown
         ------------------------------------ ------------------------------------ ----------------------------------



Item 27.  Principal Underwriters

(a) Forum Financial Services, Inc., Registrant's underwriter, or its affiliate, Forum Fund Services, LLC, serve as underwriter for the following investment companies registered under the Investment Company Act of 1940,as amended:

        The CRM Funds                                  Monarch Funds
        The Cutler Trust                               Norwest Advantage Funds
        Memorial Funds                                 Norwest Select Funds
                                                       Sound Shore Fund, Inc.

(b) The following director of Forum Financial Services, Inc. and officer of Forum Fund Services, LLC, the Registrant's underwriters, holds the following positions with the Registrant. His business address is Two Portland Square, Portland, Maine 04101.


         Name                                Position with Underwriter             Position with Registrant

         John Y. Keffer                              President                        Chairman, President


(c)      Not Applicable.

Item 28.  Location of Accounts and Records

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, BankBoston, 100 Federal Street, Boston, Massachusetts 02106. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in
         Item 26 hereof.

Item 29.  Management Services

          Not Applicable.

Item 30.  Undertakings

         Registrant undertakes to furnish each person, to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof, to which the prospectus relates upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this post-effective amendment number 73 to Registrant's registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Portland, State of Maine on July 30, 1999.

                                                              Forum Funds


                                                          By: /s/ John Y. Keffer
                                                       John Y. Keffer, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on July 30, 1999.

(a)      Principal Executive Officer

         /s/ John Y. Keffer
         John Y. Keffer
         President and Chairman

(b)      Principal Financial Officer

         /s/ Stacey Hong
         Stacey Hong
         Treasurer

(c)      A majority of the Trustees

         /s/ John Y. Keffer
         John Y. Keffer
         Trustee

         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

         By: /s/ John Y. Keffer
         John Y. Keffer
         Attorney in Fact*

         * Pursuant to powers of attorney filed as Other Exhibits to this Registration Statement.

                                   SIGNATURES

On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this amendment to the Registration Statement of Forum Funds to be signed in the City of Portland, State of Maine on July 30, 1999.

                                                       Core Trust (Delaware)


                                                        By: /s/ John Y Keffer
                                                       John Y. Keffer, President